UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2022

Date of reporting period:	1/31/2022

Item 1 – Reports to Stockholders

PGIM CORPORATE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Corporate Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Corporate Bond Fund

March 15, 2022

PGIM Corporate Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22	Average Annual Total Returns as of 1/31/22
	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-4.58	-6.29	3.32	N/A	3.33 (05/28/2015)

Class C	-4.95	-4.81	3.24	N/A	3.03 (05/28/2015)

Class R	-4.71	-3.40	3.75	N/A	3.54 (05/28/2015)

Class Z	-4.38	-2.91	4.29	3.48	—

Class R6	-4.47	-2.91	4.27	N/A	4.06 (05/28/2015)

Bloomberg US Credit Index

	-4.26	-3.10	4.30	3.89	—

Average Annual Total Returns as of 1/31/22 Since Inception (%)

Class A, Class C, Class R, Class R6 (05/28/2015)

Bloomberg US Credit Index	3.84

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Credit Index—The Bloomberg US Credit Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Corporate Bond Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/22

	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.38	1.97	1.49

Class C	0.33	1.31	0.38

Class R	0.36	1.79	-30.90

Class Z	0.39	2.28	1.80

Class R6	0.39	2.28	1.95

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/22 (%)

AAA	5.5

AA	11.0

A	21.3

BBB	55.7

BB	1.6

Cash/Cash Equivalents	4.9

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Corporate Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Corporate Bond Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 954.20	0.80%	$3.94

	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08

Class C	Actual	$1,000.00	$ 950.50	1.55%	$7.62

	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88

Class R	Actual	$1,000.00	$ 952.90	1.05%	$5.17

	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35

Class Z	Actual	$1,000.00	$ 956.20	0.55%	$2.71

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

Class R6	Actual	$1,000.00	$ 955.30	0.55%	$2.71

	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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PGIM Corporate Bond Fund

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 94.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.2%
BANK,
Series 2019-BN16, Class A3	3.741%	02/15/52	200	$213,901
Benchmark Mortgage Trust,
Series 2019-B09, Class A4	3.751	03/15/52	200	213,883
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	258,594
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	289	300,532
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A3	3.050	04/10/49	186	188,671
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	100	101,876
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4	3.224	07/15/50	100	102,971
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	184	188,808
Series 2016-C31, Class A4	2.840	11/15/49	300	301,841
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A3	3.317	10/15/50	200	207,522

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,008,938)				2,078,599

CORPORATE BONDS 88.4%

Aerospace & Defense 0.6%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	30,143
Sr. Unsec’d. Notes	5.805	05/01/50	80	100,594
Sr. Unsec’d. Notes	5.930	05/01/60	100	126,515

				257,252

Agriculture 1.2%

Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	150	129,457
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	50	50,549
Gtd. Notes	4.700	04/02/27	200	215,462

See Notes to Financial Statements.

PGIM Corporate Bond Fund    9

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668%	03/25/26	100	$96,455

				491,923

Airlines 0.9%

Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.500	10/20/25	55	57,003
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	230	256,940
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	39,718
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	24,846

				378,507

Auto Manufacturers 2.5%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	265	266,897
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	160,276
Sr. Unsec’d. Notes	6.125	10/01/25	200	225,490
General Motors Financial Co., Inc.,
Gtd. Notes	4.000	01/15/25	150	157,241
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	205	194,280

				1,004,184

Auto Parts & Equipment 0.6%

BorgWarner, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	10/01/25	200	219,643

Banks 21.1%

Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.800	02/23/28	200	210,420
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	45	42,609
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	310,234
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	282,582

See Notes to Financial Statements.

10

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.087%(ff)	06/14/29	75	$72,118
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	250	227,916
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	100	105,918
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	61,732
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	260,650
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	120	120,141
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	198,886
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	250,413
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	25,017
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	55	53,332
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	40	40,372
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	330,769
Sub. Notes	4.300	11/20/26	200	216,439
Sub. Notes	4.450	09/29/27	100	108,745
Sub. Notes	4.600	03/09/26	300	325,214
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	255	243,406
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	236,310
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.447(ff)	04/01/25	160	157,355
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	150,611
Sr. Unsec’d. Notes	3.950	02/27/23	100	102,542
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.948(ff)	10/21/27	145	141,113
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	85	85,473
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	21,133
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	80	86,355
Sub. Notes	5.150	05/22/45	150	182,486
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	191,584
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.769(c)	04/30/22(oo)	98	98,273
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	278,047
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	146,350

See Notes to Financial Statements.

PGIM Corporate Bond Fund    11

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.525%(ff)	11/19/41	110	$98,384
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	87,295
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	55	55,188
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	102,490
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	75	82,212
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	385,440
Sub. Notes	2.956(ff)	05/13/31	10	9,944
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	486,106
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	248,849
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	255,237
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	190,645
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	201,374
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	200	212,718
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	238,045
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	404,159

				8,422,631

Beverages 1.7%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium),
Gtd. Notes	4.900	02/01/46	240	284,970
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.550	01/23/49	110	141,973
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	100	100,355
Constellation Brands, Inc.,
Gtd. Notes	5.250	11/15/48	50	61,704
Sr. Unsec’d. Notes	2.875	05/01/30	80	79,821

				668,823

Biotechnology 0.1%

Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes	2.800	09/15/50	55	47,458

See Notes to Financial Statements.

12

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 1.2%

Johnson Controls International PLC,
Sr. Unsec’d. Notes	4.950%	07/02/64	54	$65,877
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	15	14,519
Sr. Unsec’d. Notes	4.250	12/15/47	50	55,460
Masco Corp.,
Sr. Unsec’d. Notes	2.000	02/15/31	195	181,398
Owens Corning,
Sr. Unsec’d. Notes	4.300	07/15/47	100	109,366
Vulcan Materials Co.,
Sr. Unsec’d. Notes	3.500	06/01/30	40	41,963

				468,583

Chemicals 1.5%

Celanese US Holdings LLC,
Gtd. Notes	1.400	08/05/26	120	114,964
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.600	11/15/50	70	70,430
Sr. Unsec’d. Notes	5.550	11/30/48	50	65,991
Huntsman International LLC,
Sr. Unsec’d. Notes	2.950	06/15/31	75	73,467
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	100	97,117
Gtd. Notes	3.625	04/01/51	65	64,297
Westlake Chemical Corp.,
Sr. Unsec’d. Notes	2.875	08/15/41	15	13,734
Sr. Unsec’d. Notes	3.125	08/15/51	35	31,484
Sr. Unsec’d. Notes	3.375	08/15/61	30	26,872
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	43,750

				602,106

Commercial Services 2.0%

California Institute of Technology,
Sr. Unsec’d. Notes	4.700	11/01/2111	50	66,531
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	110	103,634

See Notes to Financial Statements.

PGIM Corporate Bond Fund    13

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

IHS Markit Ltd.,
Gtd. Notes, 144A	4.750%	02/15/25	300	$321,717
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	100	116,541
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	160	175,443

				783,866

Computers 0.6%

Fortinet, Inc.,
Sr. Unsec’d. Notes	2.200	03/15/31	175	166,158
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	32,205
Gtd. Notes	4.375	05/15/30	30	32,293

				230,656

Diversified Financial Services 1.0%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	42,302
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	170	161,997
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.172	07/14/28	200	191,590

				395,889

Electric 8.8%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	115	111,084
Arizona Public Service Co.,
Sr. Unsec’d. Notes	3.350	05/15/50	75	71,236
Commonwealth Edison Co.,
First Mortgage	4.700	01/15/44	100	120,062
Dominion Energy South Carolina, Inc.,
First Mortgage	4.600	06/15/43	150	175,934
DTE Electric Co.,
General Ref. Mortgage	3.950	06/15/42	75	81,078

See Notes to Financial Statements.

14

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Duke Energy Carolinas LLC,
First Mortgage	3.450%	04/15/51	90	$93,128
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	200	208,837
Entergy Corp.,
Sr. Unsec’d. Notes	2.950	09/01/26	100	102,786
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	2.300	06/01/30	150	144,378
Liberty Utilities Finance GP1,
Gtd. Notes, 144A	2.050	09/15/30	230	214,361
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	20	22,118
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	152,892
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.250	06/01/30	22	21,199
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	34,333
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	300	299,921
First Mortgage	3.950	12/01/47	100	90,211
First Mortgage	4.000	12/01/46	100	91,268
PPL Electric Utilities Corp.,
First Mortgage	4.750	07/15/43	100	121,019
Progress Energy, Inc.,
Sr. Unsec’d. Notes	7.000	10/30/31	190	248,784
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	79,247
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	1.600	08/15/30	53	47,985
Puget Energy, Inc.,
Sr. Sec’d. Notes	3.650	05/15/25	400	417,426
Puget Sound Energy, Inc.,
First Mortgage	2.893	09/15/51	20	18,785
RGS AEGCO Funding Corp.,
Sec’d. Notes, Series F	9.820	12/07/22	1	1,102
San Diego Gas & Electric Co.,
First Mortgage	4.300	04/01/42	75	83,616
Southern California Edison Co.,
First Ref. Mortgage	5.500	03/15/40	200	238,763

See Notes to Financial Statements.

PGIM Corporate Bond Fund    15

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550%	07/15/24	150	$153,112
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	45,726

				3,490,391

Electronics 0.2%

Amphenol Corp.,
Sr. Unsec’d. Notes	2.200	09/15/31	100	94,744

Engineering & Construction 0.5%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	186,113

Environmental Control 0.2%

Waste Connections, Inc.,
Sr. Unsec’d. Notes	2.200	01/15/32	100	94,547

Foods 1.1%

J M Smucker Co. (The),
Sr. Unsec’d. Notes	2.750	09/15/41	50	45,625
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.000	02/02/29	35	34,293
Gtd. Notes, 144A	3.000	05/15/32	55	51,563
Kraft Heinz Foods Co.,
Gtd. Notes	5.000	07/15/35	37	42,213
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	25	26,863
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	193,035
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.100	09/28/48	50	63,095

				456,687

Healthcare-Services 2.5%

AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	27,823

See Notes to Financial Statements.

16

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Anthem, Inc.,
Sr. Unsec’d. Notes	4.625%	05/15/42	100	$116,405
HCA, Inc.,
Sr. Sec’d. Notes	5.000	03/15/24	100	106,015
Sr. Sec’d. Notes	5.250	06/15/49	50	58,959
Sr. Sec’d. Notes	5.500	06/15/47	25	30,178
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	94,547
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	35	34,624
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	55	50,824
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	98,524
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	130	163,540
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.900	05/15/50	130	121,961
Sr. Unsec’d. Notes	3.050	05/15/41	80	78,408

				981,808

Housewares 0.3%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.000	12/01/24	100	102,611

Insurance 1.9%

American International Group, Inc.,
Sr. Unsec’d. Notes	4.375	01/15/55	100	114,871
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46	100	121,029
Chubb INA Holdings, Inc.,
Gtd. Notes	2.850	12/15/51	95	89,514
Gtd. Notes	3.050	12/15/61	55	52,128
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	80	86,367
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	110	108,254

See Notes to Financial Statements.

PGIM Corporate Bond Fund    17

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.900%	09/15/51	35	$32,073
Markel Corp.,
Sr. Unsec’d. Notes	3.450	05/07/52	140	136,275

				740,511

Iron/Steel 0.1%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.800	12/15/24	20	20,479
Sr. Unsec’d. Notes	3.250	01/15/31	25	25,451

				45,930

Lodging 0.3%

Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	110,701

Machinery-Diversified 0.1%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	55	51,654

Media 2.2%

Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	3.500	06/01/41	15	13,495
Sr. Sec’d. Notes	3.700	04/01/51	170	150,894
Sr. Sec’d. Notes	3.900	06/01/52	20	18,339
Sr. Sec’d. Notes	6.384	10/23/35	180	220,473
Cox Communications, Inc.,
Gtd. Notes, 144A	2.950	10/01/50	135	117,521
Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	29,423
Gtd. Notes	4.000	09/15/55	78	75,873
Gtd. Notes	4.650	05/15/50	75	81,304
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	5.250	04/01/44	150	176,232

				883,554

See Notes to Financial Statements.

18

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 2.4%

Barrick North America Finance LLC (Canada),
Gtd. Notes	7.500%	09/15/38	75	$105,834
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	200	206,141
Kinross Gold Corp. (Canada),
Gtd. Notes	5.950	03/15/24	300	321,172
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	200	199,856
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.400	02/01/43	100	115,555

				948,558

Miscellaneous Manufacturing 1.2%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	230	213,289
Hillenbrand, Inc.,
Gtd. Notes	5.000	09/15/26	100	108,473
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	65	71,562
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	75	71,829

				465,153

Office/Business Equipment 0.0%

Xerox Corp.,
Sr. Unsec’d. Notes	4.375	03/15/23	20	20,281

Oil & Gas 4.1%

Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.250	03/15/38	100	126,723
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	10	9,496
Sr. Unsec’d. Notes	4.250	04/15/27	200	214,012
Sr. Unsec’d. Notes	5.250	06/15/37	125	143,535
Sr. Unsec’d. Notes	5.400	06/15/47	15	18,053
ConocoPhillips,
Gtd. Notes, 144A	2.400	02/15/31	60	58,691

See Notes to Financial Statements.

PGIM Corporate Bond Fund    19

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

ConocoPhillips Co.,
Gtd. Notes	4.300%	11/15/44	55	$62,752
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45	55	63,441
Diamondback Energy, Inc.,
Gtd. Notes	2.875	12/01/24	150	153,086
Gtd. Notes	3.125	03/24/31	60	59,771
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes, 144A	2.900	09/29/31	90	86,851
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	90	94,464
Ovintiv Exploration, Inc.,
Gtd. Notes	5.625	07/01/24	200	215,615
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.600	01/03/31	65	67,167
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	100	95,113
Gtd. Notes	6.350	02/12/48	60	49,612
Gtd. Notes, MTN	6.750	09/21/47	80	68,611
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	03/04/51	50	50,751

				1,637,744

Packaging & Containers 1.6%

Amcor Flexibles North America, Inc.,
Gtd. Notes	2.690	05/25/31	195	191,821
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950	02/15/24	90	88,415
Sr. Sec’d. Notes	1.570	01/15/26	130	125,596
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	72,045
Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	81,161
Sonoco Products Co.,
Sr. Unsec’d. Notes	3.125	05/01/30	70	71,162

				630,200

See Notes to Financial Statements.

20

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.1%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	95	$102,675
Sr. Unsec’d. Notes	4.250	11/21/49	20	22,292
Sr. Unsec’d. Notes	4.400	11/06/42	130	146,077
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.625	05/15/44	100	119,880
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	150	177,553
Sr. Unsec’d. Notes	2.375	03/15/31	25	23,962
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	100	92,005
Sr. Unsec’d. Notes	2.700	08/21/40	55	49,329
Sr. Unsec’d. Notes	4.780	03/25/38	100	115,405
Sr. Unsec’d. Notes	5.125	07/20/45	100	121,729
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	40	46,299
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	140	147,792
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	25	25,061
Gtd. Notes	4.000	06/22/50	35	34,549

				1,224,608

Pipelines 6.9%

Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	100	99,975
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	90	92,630
Energy Transfer LP,
Sr. Unsec’d. Notes	5.000	05/15/50	45	48,840
Sr. Unsec’d. Notes	5.400	10/01/47	150	167,154
Sr. Unsec’d. Notes	6.250	04/15/49	15	18,402
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	17,392
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	70	80,355
Gtd. Notes	4.850	03/15/44	100	113,402
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	94,109

See Notes to Financial Statements.

PGIM Corporate Bond Fund    21

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Kinder Morgan, Inc.,
Gtd. Notes	3.600%	02/15/51	50	$47,150
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	60	61,147
Sr. Unsec’d. Notes	4.200	10/03/47	80	82,908
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	75	77,396
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	95	91,728
Sr. Unsec’d. Notes	3.500	12/01/22	35	35,631
Sr. Unsec’d. Notes	4.000	03/15/28	45	47,605
Sr. Unsec’d. Notes	4.500	07/15/23	110	113,667
Sr. Unsec’d. Notes	5.200	12/01/47	75	86,007
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A	3.400	10/16/51	25	24,044
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	150	149,323
Gtd. Notes	3.100	03/15/30	45	44,377
Gtd. Notes	4.350	03/15/29	2	2,129
Gtd. Notes	4.500	03/15/50	30	31,275
Gtd. Notes	4.950	07/13/47	150	165,092
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.650	06/01/22	300	300,608
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	80	83,776
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	300	300,256
Sr. Unsec’d. Notes	5.750	02/01/50	10	10,972
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	209,272
Sr. Unsec’d. Notes	5.100	09/15/45	30	34,806

				2,731,428

Real Estate 0.5%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	217,848

See Notes to Financial Statements.

22

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 5.6%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650%	06/15/24	75	$77,760
Sr. Unsec’d. Notes	4.050	07/01/30	15	15,947
Sr. Unsec’d. Notes	4.125	06/15/26	200	213,095
Broadstone Net Lease LLC,
Gtd. Notes	2.600	09/15/31	160	151,877
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	50	48,577
Duke Realty LP,
Sr. Unsec’d. Notes	1.750	02/01/31	100	91,994
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	102,323
Gtd. Notes	4.000	01/15/31	170	175,310
Gtd. Notes	5.375	11/01/23	60	63,234
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	2.125	12/01/28	145	141,541
Invitation Homes Operating Partnership LP,
Gtd. Notes	2.300	11/15/28	45	43,453
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes	2.625	11/15/31	115	109,682
SITE Centers Corp.,
Sr. Unsec’d. Notes	3.625	02/01/25	306	316,560
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	85	82,025
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25	295	306,427
Welltower, Inc.,
Sr. Unsec’d. Notes	2.750	01/15/31	50	49,407
Sr. Unsec’d. Notes	2.800	06/01/31	185	182,757
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	65	59,629

				2,231,598

Retail 2.3%

Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	3.800	01/25/50	100	101,811
AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30	165	183,131

See Notes to Financial Statements.

PGIM Corporate Bond Fund    23

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650%	01/15/31	120	$109,150
Best Buy Co., Inc.,
Sr. Unsec’d. Notes	1.950	10/01/30	200	186,183
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31	100	91,585
Tractor Supply Co.,
Sr. Unsec’d. Notes	1.750	11/01/30	160	145,298
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes	4.100	04/15/50	100	104,889

				922,047

Semiconductors 2.1%

Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.875	01/15/27	40	42,175
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	135	126,191
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	301,683
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	70	72,133
Sr. Sec’d. Notes	0.972	02/15/24	240	234,976
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A	3.150	05/01/27	75	77,187

				854,345

Shipbuilding 0.3%

Huntington Ingalls Industries, Inc.,
Gtd. Notes	3.483	12/01/27	100	103,901

Software 0.5%

Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes	2.600	05/01/31	60	58,403
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	3.100	03/01/41	35	33,001

See Notes to Financial Statements.

24

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Oracle Corp.,
Sr. Unsec’d. Notes	3.600%	04/01/50	60	$53,277
Sr. Unsec’d. Notes	3.900	05/15/35	45	45,335

				190,016

Telecommunications 3.4%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.100	02/01/43	60	54,941
Sr. Unsec’d. Notes	3.500	06/01/41	270	263,330
Sr. Unsec’d. Notes	3.550	09/15/55	139	131,189
Sr. Unsec’d. Notes	3.650	09/15/59	22	20,813
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30	200	187,032
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	3.000	02/15/41	90	81,331
Sr. Sec’d. Notes	3.875	04/15/30	210	220,570
Sr. Sec’d. Notes	4.500	04/15/50	15	16,417
Sr. Sec’d. Notes, 144A	3.600	11/15/60	60	54,809
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	175	156,517
Sr. Unsec’d. Notes	2.987	10/30/56	197	172,939

				1,359,888

Transportation 0.5%

FedEx Corp.,
Gtd. Notes	4.500	02/01/65	100	110,967
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	1.750	09/01/26	95	92,727

				203,694

Trucking & Leasing 0.4%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	80	76,837
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	87,434

				164,271

See Notes to Financial Statements.

PGIM Corporate Bond Fund    25

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Water 0.3%

American Water Capital Corp.,
Sr. Unsec’d. Notes	3.750%	09/01/47	100	$105,230

TOTAL CORPORATE BONDS (cost $35,155,719)				35,221,582

MUNICIPAL BOND 0.1%

Texas

Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B (cost $50,000)	3.922	12/31/49	50	52,517

SOVEREIGN BOND 0.6%

Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes (cost $250,000)	2.659	05/24/31	250	235,487

TOTAL LONG-TERM INVESTMENTS (cost $37,464,657)				37,588,185

			Shares

SHORT-TERM INVESTMENT 5.7%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $2,257,213)			2,257,213	2,257,213

TOTAL INVESTMENTS 100.0% (cost $39,721,870)				39,845,398
Liabilities in excess of other assets(z) (0.0)%				(9,664)

NET ASSETS 100.0%				$39,835,734

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

See Notes to Financial Statements.

26

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

LP—Limited Partnership

MTN—Medium Term Note

REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
10	2 Year U.S. Treasury Notes	Mar. 2022	$2,166,562	$(14,438)
12	5 Year U.S. Treasury Notes	Mar. 2022	1,430,438	(11,839)
7	20 Year U.S. Treasury Bonds	Mar. 2022	1,089,375	(20,096)
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	377,875	(895)

				(47,268)

Short Positions:
2	10 Year U.S. Treasury Notes	Mar. 2022	255,938	1,904
15	10 Year U.S. Ultra Treasury Notes	Mar. 2022	2,142,422	16,426

				18,330

				$(28,938)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$200,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    27

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$—	$2,078,599	$—
Corporate Bonds	—	35,221,582	—
Municipal Bond	—	52,517	—
Sovereign Bond	—	235,487	—
Short-Term Investment
Unaffiliated Fund	2,257,213	—	—

Total	$2,257,213	$37,588,185	$—

Other Financial Instruments*
Assets
Futures Contracts	$18,330	$—	$—

Liabilities
Futures Contracts	$(47,268)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Banks	21.1%
Electric	8.8
Pipelines	6.9
Unaffiliated Fund	5.7
Real Estate Investment Trusts (REITs)	5.6
Commercial Mortgage-Backed Securities	5.2
Oil & Gas	4.1
Telecommunications	3.4
Pharmaceuticals	3.1
Auto Manufacturers	2.5
Healthcare-Services	2.5

Mining	2.4%
Retail	2.3
Media	2.2
Semiconductors	2.1
Commercial Services	2.0
Insurance	1.9
Beverages	1.7
Packaging & Containers	1.6
Chemicals	1.5
Agriculture	1.2
Building Materials	1.2

See Notes to Financial Statements.

28

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Miscellaneous Manufacturing	1.2%
Foods	1.1
Diversified Financial Services	1.0
Airlines	0.9
Aerospace & Defense	0.6
Sovereign Bond	0.6
Computers	0.6
Auto Parts & Equipment	0.6
Real Estate	0.5
Transportation	0.5
Software	0.5
Engineering & Construction	0.5
Trucking & Leasing	0.4
Lodging	0.3
Water	0.3
Shipbuilding	0.3

Housewares	0.3%
Electronics	0.2
Environmental Control	0.2
Municipal Bond	0.1
Machinery-Diversified	0.1
Biotechnology	0.1
Iron/Steel	0.1
Office/Business Equipment	0.0	*

	100.0
Liabilities in excess of other assets	(0.0	)*

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$18,330	*	Due from/to broker-variation margin futures	$47,268	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    29

PGIM Corporate Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$43,314

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(5,877)

For the six months ended January 31, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)

$4,419,333	$2,989,591

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2022.

See Notes to Financial Statements.

30

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2022

Assets

Unaffiliated investments (cost $39,721,870)	$39,845,398
Cash	588
Dividends and interest receivable	313,011
Deposit with broker for centrally cleared/exchange-traded derivatives	200,000
Receivable for investments sold	87,228
Receivable for Fund shares sold	8,335
Due from Manager	445
Prepaid expenses	905

Total Assets	40,455,910

Liabilities

Payable for investments purchased	463,938
Payable for Fund shares purchased	110,150
Accrued expenses and other liabilities	38,784
Distribution fee payable	2,783
Affiliated transfer agent fee payable	1,661
Due to broker—variation margin futures	1,391
Dividends payable	776
Trustees’ fees payable	693

Total Liabilities	620,176

Net Assets	$39,835,734

Net assets were comprised of:
Shares of beneficial interest, at par	$3,501
Paid-in capital in excess of par	39,652,608
Total distributable earnings (loss)	179,625

Net assets, January 31, 2022	$39,835,734

See Notes to Financial Statements.

PGIM Corporate Bond Fund    31

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2022

Class A

Net asset value and redemption price per share, ($8,510,345 ÷ 746,482 shares of beneficial interest issued and outstanding)	$11.40
Maximum sales charge (3.25% of offering price)	0.38

Maximum offering price to public	$11.78

Class C

Net asset value, offering price and redemption price per share, ($1,302,977 ÷ 114,557 shares of beneficial interest issued and outstanding)	$11.37

Class R

Net asset value, offering price and redemption price per share, ($12,621 ÷ 1,110 shares of beneficial interest issued and outstanding)	$11.37

Class Z

Net asset value, offering price and redemption price per share, ($15,163,132 ÷ 1,332,932 shares of beneficial interest issued and outstanding)	$11.38

Class R6

Net asset value, offering price and redemption price per share, ($14,846,659 ÷ 1,305,623 shares of beneficial interest issued and outstanding)	$11.37

See Notes to Financial Statements.

32

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Interest income	$620,294
Affiliated dividend income	364
Unaffiliated dividend income	32

Total income	620,690

Expenses
Management fee	98,387
Distribution fee(a)	16,386
Custodian and accounting fees	24,444
Registration fees(a)	23,482
Audit fee	20,165
Transfer agent’s fees and expenses (including affiliated expense of $ 4,735)(a)	15,170
Legal fees and expenses	9,844
Shareholders’ reports	8,146
Trustees’ fees	4,859
SEC registration fees	65
Miscellaneous	11,332

Total expenses	232,280
Less: Fee waiver and/or expense reimbursement(a)	(95,459)
Distribution fee waiver(a)	(17)

Net expenses	136,804

Net investment income (loss)	483,886

Realized And Unrealized Gain (Loss) On Investment Transactions

Net realized gain (loss) on:
Investment transactions	238,714
Futures transactions	43,314

282,028

Net change in unrealized appreciation (depreciation) on:
Investments	(2,644,686)
Futures	(5,877)

(2,650,563)

Net gain (loss) on investment transactions	(2,368,535)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,884,649)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	8,995	7,342	49	—	—
Registration fees	5,300	3,931	3,207	7,230	3,814
Transfer agent’s fees and expenses	3,711	888	25	10,473	73
Fee waiver and/or expense reimbursement	(18,410)	(6,736)	(3,250)	(42,990)	(24,073)
Distribution fee waiver	—	—	(17)	—	—

See Notes to Financial Statements.

PGIM Corporate Bond Fund    33

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$483,886	$1,013,467
Net realized gain (loss) on investment transactions	282,028	1,424,442
Net change in unrealized appreciation (depreciation) on investments	(2,650,563)	(1,332,811)

Net increase (decrease) in net assets resulting from operations	(1,884,649)	1,105,098

Dividends and Distributions
Distributions from distributable earnings
Class A	(221,812)	(164,159)
Class C	(38,065)	(29,929)
Class R	(391)	(287)
Class Z	(560,594)	(651,718)
Class R6	(498,718)	(291,029)

	(1,319,580)	(1,137,122)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,662,663	23,013,326
Net asset value of shares issued in reinvestment of dividends and distributions	1,312,914	1,132,370
Cost of shares purchased	(9,127,827)	(24,124,417)

Net increase (decrease) in net assets from Fund share transactions	(152,250)	21,279

Total increase (decrease)	(3,356,479)	(10,745)

Net Assets:

Beginning of period	43,192,213	43,202,958

End of period	$39,835,734	$43,192,213

See Notes to Financial Statements.

34

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.33		$12.34	$11.48	$10.81	$11.32	$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.26	0.31	0.34	0.32	0.32
Net realized and unrealized gain (loss) on investment transactions	(0.67)		0.03	0.89	0.69	(0.49)	(0.13)
Total from investment operations	(0.55)		0.29	1.20	1.03	(0.17)	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.34)	(0.36)	(0.34)	(0.33)
Distributions from net realized gains	(0.23)		-	-	-	-	-
Total dividends and distributions	(0.38)		(0.30)	(0.34)	(0.36)	(0.34)	(0.33)
Net asset value, end of period	$11.40		$12.33	$12.34	$11.48	$10.81	$11.32
Total Return(b):	(4.58)%		2.42%	10.59%	9.73%	(1.51)%	1.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,510		$6,980	$5,021	$3,053	$2,565	$1,802
Average net assets (000)	$7,137		$6,654	$3,260	$2,698	$2,200	$1,339
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.31	%(e)	1.37%	1.89%	2.22%	2.25%	1.92%
Net investment income (loss)	2.04	%(e)	2.17%	2.66%	3.14%	2.89%	2.88%
Portfolio turnover rate(f)	14%		61%	50%	71%	70%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    35

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.30		$12.31	$11.45	$10.79	$11.29	$11.43
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.23	0.26	0.24	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.68)		0.03	0.88	0.68	(0.48)	(0.13)
Total from investment operations	(0.60)		0.20	1.11	0.94	(0.24)	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.25)	(0.28)	(0.26)	(0.25)
Distributions from net realized gains	(0.23)		-	-	-	-	-
Total dividends and distributions	(0.33)		(0.21)	(0.25)	(0.28)	(0.26)	(0.25)
Net asset value, end of period	$11.37		$12.30	$12.31	$11.45	$10.79	$11.29
Total Return(b):	(4.95)%		1.66%	9.79%	8.83%	(2.16)%	1.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,303		$1,667	$1,783	$1,386	$952	$1,095
Average net assets (000)	$1,456		$1,741	$1,627	$1,053	$1,050	$1,014
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.55	%(e)	1.55%	1.55%	1.55%	1.55%	1.55%
Expenses before waivers and/or expense reimbursement	2.47	%(e)	2.45%	3.03%	3.49%	3.54%	2.66%
Net investment income (loss)	1.29	%(e)	1.43%	1.92%	2.38%	2.12%	2.12%
Portfolio turnover rate(f)	14%		61%	50%	71%	70%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.30		$12.31	$11.45	$10.79	$11.29	$11.43
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.23	0.29	0.31	0.29	0.29
Net realized and unrealized gain (loss) on investment transactions	(0.68)		0.03	0.87	0.68	(0.47)	(0.12)
Total from investment operations	(0.57)		0.26	1.16	0.99	(0.18)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.30)	(0.33)	(0.32)	(0.31)
Distributions from net realized gains	(0.23)		-	-	-	-	-
Total dividends and distributions	(0.36)		(0.27)	(0.30)	(0.33)	(0.32)	(0.31)
Net asset value, end of period	$11.37		$12.30	$12.31	$11.45	$10.79	$11.29
Total Return(b):	(4.71)%		2.17%	10.34%	9.37%	(1.67)%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$13	$13	$20	$18	$11
Average net assets (000)	$13		$13	$19	$19	$12	$11
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	50.76	%(e)	67.05%	81.14%	65.60%	109.57%	2.42%
Net investment income (loss)	1.79	%(e)	1.93%	2.45%	2.88%	2.66%	2.59%
Portfolio turnover rate(f)	14%		61%	50%	71%	70%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    37

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.30		$12.31	$11.45	$10.79	$11.29	$11.43
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.34	0.37	0.35	0.34
Net realized and unrealized gain (loss) on investment transactions	(0.67)		0.03	0.88	0.67	(0.48)	(0.12)
Total from investment operations	(0.53)		0.32	1.22	1.04	(0.13)	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.36)	(0.38)	(0.37)	(0.36)
Distributions from net realized gains	(0.23)		-	-	-	-	-
Total dividends and distributions	(0.39)		(0.33)	(0.36)	(0.38)	(0.37)	(0.36)
Net asset value, end of period	$11.38		$12.30	$12.31	$11.45	$10.79	$11.29
Total Return(b):	(4.38)%		2.68%	10.89%	9.92%	(1.18)%	2.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,163		$18,965	$26,655	$17,356	$18,247	$19,869
Average net assets (000)	$19,391		$24,059	$21,000	$16,929	$20,078	$21,149
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	0.99	%(e)	1.02%	1.18%	1.41%	1.32%	1.64%
Net investment income (loss)	2.28	%(e)	2.43%	2.91%	3.39%	3.12%	3.07%
Portfolio turnover rate(f)	14%		61%	50%	71%	70%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class R6 Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.30		$12.31	$11.45	$10.79	$11.29	$11.43
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.34	0.37	0.35	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.68)		0.03	0.88	0.67	(0.48)	(0.13)
Total from investment operations	(0.54)		0.32	1.22	1.04	(0.13)	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.36)	(0.38)	(0.37)	(0.36)
Distributions from net realized gains	(0.23)		-	-	-	-	-
Total dividends and distributions	(0.39)		(0.33)	(0.36)	(0.38)	(0.37)	(0.36)
Net asset value, end of period	$11.37		$12.30	$12.31	$11.45	$10.79	$11.29
Total Return(b):	(4.47)%		2.68%	10.89%	9.92%	(1.18)%	2.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,847		$15,567	$9,730	$8,778	$11	$11
Average net assets (000)	$15,374		$10,732	$9,091	$4,552	$11	$11
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	0.86	%(e)	0.91%	1.17%	1.42%	121.08%	1.53%
Net investment income (loss)	2.29	%(e)	2.42%	2.93%	3.39%	3.12%	3.10%
Portfolio turnover rate(f)	14%		61%	50%	71%	70%	90%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund    39

Notes to Financial Statements  (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Corporate Bond Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is high current income consistent with the preservation of principal.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

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of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM Corporate Bond Fund    41

Notes to Financial Statements  (unaudited) (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

42

This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions from net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences

PGIM Corporate Bond Fund    43

Notes to Financial Statements  (unaudited) (continued)

relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.45% average daily net assets up to and including $5 billion and 0.425% on average daily net assets exceeding $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.45% for the reporting period ended January 31, 2022.

The Manager has contractually agreed, through November 30, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.80% of average daily net assets for Class A shares, 1.55% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class R shares, 0.55% of average daily net assets for Class Z shares and 0.55% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

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The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through November 30, 2022 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended January 31, 2022, PIMS received $3,732 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2022, PIMS received $154 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM Corporate Bond Fund    45

Notes to Financial Statements (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were $5,814,422 and $8,242,846, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$401,336	$5,459,736	$5,861,072	$—	$—	$—	—	$364

(1)    The Fund did not have any capital gain distributions during the reporting period.

(wb)  PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2022 were as follows:

Tax Basis	$39,721,870

Gross Unrealized Appreciation	1,110,152

Gross Unrealized Depreciation	(1,015,562)

Net Unrealized Appreciation	$94,590

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2021 are subject to such review.

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7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share.

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	1,110	100.0%
Class R6	839,447	64.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	23.9%	3	61.3%

PGIM Corporate Bond Fund    47

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended January 31, 2022:
Shares sold	218,609	$2,532,403
Shares issued in reinvestment of dividends and distributions	18,312	217,024
Shares purchased	(63,324)	(743,941)

Net increase (decrease) in shares outstanding before conversion	173,597	2,005,486
Shares issued upon conversion from other share class(es)	6,838	82,953

Net increase (decrease) in shares outstanding	180,435	$2,088,439

Year ended July 31, 2021:
Shares sold	333,625	$4,067,339
Shares issued in reinvestment of dividends and distributions	13,312	161,788
Shares purchased	(177,567)	(2,146,115)

Net increase (decrease) in shares outstanding before conversion	169,370	2,083,012
Shares issued upon conversion from other share class(es)	7,728	93,270
Shares purchased upon conversion into other share class(es)	(17,952)	(218,992)

Net increase (decrease) in shares outstanding	159,146	$1,957,290

Class C

Six months ended January 31, 2022:
Shares sold	4,154	$49,801
Shares issued in reinvestment of dividends and distributions	3,221	38,065
Shares purchased	(21,440)	(259,305)

Net increase (decrease) in shares outstanding before conversion	(14,065)	(171,439)
Shares purchased upon conversion into other share class(es)	(6,852)	(82,953)

Net increase (decrease) in shares outstanding	(20,917)	$(254,392)

Year ended July 31, 2021:
Shares sold	26,096	$315,873
Shares issued in reinvestment of dividends and distributions	2,459	29,818
Shares purchased	(30,228)	(366,914)

Net increase (decrease) in shares outstanding before conversion	(1,673)	(21,223)
Shares purchased upon conversion into other share class(es)	(7,677)	(93,397)

Net increase (decrease) in shares outstanding	(9,350)	$(114,620)

Class R

Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	33	$392

Net increase (decrease) in shares outstanding	33	$392

Year ended July 31, 2021:
Shares issued in reinvestment of dividends and distributions	24	$288

Net increase (decrease) in shares outstanding	24	$288

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Class Z	Shares	Amount

Six months ended January 31, 2022:
Shares sold	354,784	$4,324,167
Shares issued in reinvestment of dividends and distributions	47,147	558,719
Shares purchased	(610,289)	(7,339,771)

Net increase (decrease) in shares outstanding	(208,358)	$(2,456,885)

Year ended July 31, 2021:
Shares sold	1,510,097	$18,369,097
Shares issued in reinvestment of dividends and distributions	53,559	649,487
Shares purchased	(1,761,864)	(21,434,780)

Net increase (decrease) in shares outstanding before conversion	(198,208)	(2,416,196)
Shares issued upon conversion from other share class(es)	23,319	283,740
Shares purchased upon conversion into other share class(es)	(449,168)	(5,376,610)

Net increase (decrease) in shares outstanding	(624,057)	$(7,509,066)

Class R6

Six months ended January 31, 2022:
Shares sold	62,651	$756,292
Shares issued in reinvestment of dividends and distributions	42,177	498,714
Shares purchased	(64,831)	(784,810)

Net increase (decrease) in shares outstanding	39,997	$470,196

Year ended July 31, 2021:
Shares sold	21,589	$261,017
Shares issued in reinvestment of dividends and distributions	23,979	290,989
Shares purchased	(14,551)	(176,608)

Net increase (decrease) in shares outstanding before conversion	31,017	375,398
Shares issued upon conversion from other share class(es)	444,146	5,311,989

Net increase (decrease) in shares outstanding	475,163	$5,687,387

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more

PGIM Corporate Bond Fund    49

Notes to Financial Statements  (unaudited) (continued)

likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2022. The average daily balance for the 7 days that the Fund had loans outstanding during the period was $723,857, borrowed at a weighted average interest rate of 1.30%. The maximum loan balance outstanding during the period was $2,373,000. At January 31, 2022, the Fund did not have an outstanding loan balance.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or

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stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Corporate Bond Fund    51

Notes to Financial Statements  (unaudited) (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability

52

to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising

PGIM Corporate Bond Fund    53

Notes to Financial Statements  (unaudited) (continued)

interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

54

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Corporate Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORPORATE BOND FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PCWAX	PCWCX	PCWRX	TGMBX	PCWQX

CUSIP	875921694	875921686	875921660	875921702	875921678

MF229E2

PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND

Formerly known as PGIM QMA Small-Cap Value Fund

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Quant Solutions Small-Cap Value Fund informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Small-Cap Value Fund

March 15, 2022

PGIM Quant Solutions Small-Cap Value Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	6.35	24.43	5.19	N/A	6.96 (02/14/2014)

Class C	5.39	28.80	5.30	N/A	6.60 (06/19/2015)

Class R	6.20	31.43	6.19	9.71	—

Class Z	6.46	32.04	6.76	10.28	—

Class R2	6.29	31.59	N/A	N/A	5.79 (12/28/2017)

Class R4	6.38	31.92	N/A	N/A	6.06 (12/28/2017)

Class R6	6.52	32.22	6.84	N/A	8.61 (09/25/2014)

Russell 2000 Value Index

	-1.12	14.75	7.92	10.64	—

Russell 2000 Index

	-8.41	-1.21	9.69	11.33	—

Average Annual Total Returns as of 1/31/22 Since Inception (%)
	Class A (02/14/2014)	Class C (06/19/2015)	Class R2, Class R4 (12/28/2017)	Class R6 (09/25/2014)

Russell 2000 Value Index	8.50	8.95	7.59	9.45

Russell 2000 Index	9.01	9.01	8.41	10.12

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

4    Visit our website at pgim.com/investments

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None

Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	0.25%	None	None

Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell 2000 Value Index—The Russell 2000® Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth rates.

Russell 2000 Index—The Russell 2000® Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Small-Cap Value Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM Quant Solutions Small Cap Value (As of 01/31/2022)
Ten Largest Holdings	Line of Business	% of Net Assets

Goodyear Tire & Rubber Co. (The)	Auto Components	0.9%

Spire, Inc.	Gas Utilities	0.8%

Sabra Health Care REIT, Inc.,	Equity Real Estate Investment Trusts (REITs)	0.8%

Essent Group Ltd.	Thrifts & Mortgage Finance	0.8%

Macerich Co. (The),	Equity Real Estate Investment Trusts (REITs)	0.8%

Taylor Morrison Home Corp.	Household Durables	0.7%

Radian Group, Inc.	Thrifts & Mortgage Finance	0.7%

NorthWestern Corp.	Multi-Utilities	0.7%

Emergent BioSolutions, Inc.	Biotechnology	0.7%

ODP Corp. (The)	Specialty Retail	0.7%

Holdings reflect only long-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Small-Cap Value Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Small-Cap Value Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,063.50	1.08%	$ 5.62

	Hypothetical	$1,000.00	$1,019.76	1.08%	$ 5.50

Class C	Actual	$1,000.00	$1,053.90	2.84%	$14.70

	Hypothetical	$1,000.00	$1,010.89	2.84%	$14.39

Class R	Actual	$1,000.00	$1,062.00	1.28%	$ 6.65

	Hypothetical	$1,000.00	$1,018.75	1.28%	$ 6.51

Class Z	Actual	$1,000.00	$1,064.60	0.78%	$ 4.06

	Hypothetical	$1,000.00	$1,021.27	0.78%	$ 3.97

Class R2	Actual	$1,000.00	$1,062.90	1.14%	$ 5.93

	Hypothetical	$1,000.00	$1,019.46	1.14%	$ 5.80

Class R4	Actual	$1,000.00	$1,063.80	0.89%	$ 4.63

	Hypothetical	$1,000.00	$1,020.72	0.89%	$ 4.53

Class R6	Actual	$1,000.00	$1,065.20	0.66%	$ 3.44

	Hypothetical	$1,000.00	$1,021.88	0.66%	$ 3.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS 99.4%

Aerospace & Defense 0.1%

Moog, Inc. (Class A Stock)	5,900	$449,816
Vectrus, Inc.*	3,100	142,631

		592,447

Air Freight & Logistics 1.0%

Air Transport Services Group, Inc.*	73,800	1,981,530
Atlas Air Worldwide Holdings, Inc.*	48,228	3,874,155

		5,855,685

Airlines 0.9%

Mesa Air Group, Inc.*	369,300	1,846,500
SkyWest, Inc.*	93,668	3,573,434

		5,419,934

Auto Components 1.5%

Goodyear Tire & Rubber Co. (The)*	256,100	5,308,953
Modine Manufacturing Co.*	218,500	1,999,275
Motorcar Parts of America, Inc.*(a)	21,400	353,742
Standard Motor Products, Inc.	14,300	684,541

		8,346,511

Banks 20.6%

1st Source Corp.	9,800	488,824
Ameris Bancorp	54,800	2,702,188
Associated Banc-Corp.	110,200	2,633,780
Atlantic Union Bankshares Corp.	71,800	2,923,696
BankUnited, Inc.	65,900	2,751,325
Banner Corp.	39,600	2,459,556
Berkshire Hills Bancorp, Inc.	20,100	594,759
Brookline Bancorp, Inc.	27,000	461,700
Byline Bancorp, Inc.	32,100	834,600
Cadence Bank	71,300	2,222,421
Camden National Corp.	16,425	815,666
Cathay General Bancorp	60,200	2,718,632
CNB Financial Corp.	34,299	916,126
Columbia Banking System, Inc.	56,300	1,957,551
Community Trust Bancorp, Inc.	63,066	2,786,887
ConnectOne Bancorp, Inc.	78,900	2,525,589
CVB Financial Corp.	25,400	559,562

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    9

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Eagle Bancorp, Inc.	30,500	$1,829,085
Enterprise Financial Services Corp.	20,100	995,754
Financial Institutions, Inc.	94,927	3,060,446
First Bancorp	25,200	1,106,532
First BanCorp. (Puerto Rico)	111,000	1,615,050
First Busey Corp.	57,200	1,594,736
First Commonwealth Financial Corp.	78,600	1,301,616
First Financial Bancorp	115,151	2,902,957
First Financial Corp.	47,159	2,116,968
First Interstate BancSystem, Inc. (Class A Stock)(a)	19,200	705,600
First Merchants Corp.	58,600	2,486,398
Flushing Financial Corp.	17,700	417,897
Fulton Financial Corp.	164,900	2,959,955
Great Southern Bancorp, Inc.	25,463	1,510,974
Hancock Whitney Corp.	50,600	2,667,632
Hanmi Financial Corp.	57,178	1,536,945
HarborOne Bancorp, Inc.	28,500	404,700
Heartland Financial USA, Inc.	57,504	2,991,933
Hilltop Holdings, Inc.	64,403	2,127,231
Home BancShares, Inc.	65,300	1,538,468
HomeStreet, Inc.	21,800	1,062,750
Hope Bancorp, Inc.	176,416	2,954,968
Horizon Bancorp, Inc.	37,431	798,403
Independent Bank Group, Inc.	29,300	2,224,456
International Bancshares Corp.	57,282	2,407,562
Lakeland Bancorp, Inc.	111,327	2,107,420
Midland States Bancorp, Inc.	31,000	894,970
MidWestOne Financial Group, Inc.	4,962	158,437
NBT Bancorp, Inc.	25,400	982,472
Northwest Bancshares, Inc.	103,200	1,456,152
OceanFirst Financial Corp.	20,800	472,160
OFG Bancorp (Puerto Rico)	37,000	1,023,790
Old National Bancorp	150,943	2,766,785
Pacific Premier Bancorp, Inc.	43,500	1,663,875
Peapack-Gladstone Financial Corp.	72,679	2,677,494
QCR Holdings, Inc.	22,300	1,271,992
Renasant Corp.	29,800	1,096,044
S&T Bancorp, Inc.	17,063	525,711
Sandy Spring Bancorp, Inc.	47,600	2,251,956
Simmons First National Corp. (Class A Stock)	95,400	2,728,440
Southside Bancshares, Inc.	2,700	113,130
SouthState Corp.	44,585	3,763,420
Texas Capital Bancshares, Inc.*	19,400	1,216,380
Towne Bank	53,000	1,663,140

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Trustmark Corp.	59,500	$1,938,510
United Bankshares, Inc.	89,600	3,165,568
United Community Banks, Inc.	10,900	385,751
Univest Financial Corp.	30,300	912,939
Valley National Bancorp	290,100	4,038,192
WesBanco, Inc.	73,948	2,624,415

		117,571,021

Beverages 0.3%

Molson Coors Beverage Co. (Class B Stock)	31,700	1,510,822

Biotechnology 1.2%

Emergent BioSolutions, Inc.*	87,600	4,099,680
OPKO Health, Inc.*	157,800	493,914
Sage Therapeutics, Inc.*	37,600	1,482,192
Surface Oncology, Inc.*	256,700	962,625

		7,038,411

Building Products 0.4%

American Woodmark Corp.*	22,100	1,324,453
Resideo Technologies, Inc.*	28,100	696,318

		2,020,771

Capital Markets 0.8%

Cowen, Inc. (Class A Stock)(a)	59,500	1,884,960
Oppenheimer Holdings, Inc. (Class A Stock)	62,000	2,628,180
StoneX Group, Inc.*	4,200	275,562

		4,788,702

Chemicals 0.9%

Ecovyst, Inc.	74,200	759,066
Koppers Holdings, Inc.*	12,400	370,512
Minerals Technologies, Inc.	39,400	2,756,818
Rayonier Advanced Materials, Inc.*	42,800	266,644
Tronox Holdings PLC (Class A Stock)	36,700	833,090

		4,986,130

Commercial Services & Supplies 2.8%

ABM Industries, Inc.	27,700	1,154,813
ACCO Brands Corp.	385,141	3,135,048

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    11

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

BrightView Holdings, Inc.*	226,700	$3,008,309
GEO Group, Inc. (The), REIT*	429,700	2,891,881
KAR Auction Services, Inc.*(a)	244,300	3,473,946
Matthews International Corp. (Class A Stock)	58,200	2,043,984

		15,707,981

Communications Equipment 0.4%

NETGEAR, Inc.*	78,300	2,166,561

Construction & Engineering 0.9%

Northwest Pipe Co.*	35,600	1,009,972
Primoris Services Corp.	141,600	3,641,952
Tutor Perini Corp.*	36,800	437,920

		5,089,844

Consumer Finance 2.4%

Encore Capital Group, Inc.*(a)	52,591	3,392,120
Enova International, Inc.*	60,200	2,424,856
Navient Corp.	162,100	2,825,403
Nelnet, Inc. (Class A Stock)	36,253	3,209,478
PRA Group, Inc.*	32,600	1,515,900
Regional Management Corp.	6,400	324,864

		13,692,621

Diversified Consumer Services 2.3%

Adtalem Global Education, Inc.*	127,000	3,736,340
Graham Holdings Co. (Class B Stock)	1,400	833,168
Laureate Education, Inc. (Class A Stock)	151,500	1,916,475
Perdoceo Education Corp.*	243,000	2,677,860
Strategic Education, Inc.	63,800	3,806,308

		12,970,151

Diversified Financial Services 0.1%

Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	47,600	784,448

Diversified Telecommunication Services 1.3%

Consolidated Communications Holdings, Inc.*	65,900	473,821
EchoStar Corp. (Class A Stock)*(a)	135,200	3,202,888

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)

Liberty Latin America Ltd. (Chile) (Class A Stock)*	128,300	$1,403,602
Liberty Latin America Ltd. (Chile) (Class C Stock)*	197,100	2,130,651

		7,210,962

Electric Utilities 0.3%

Pinnacle West Capital Corp.	22,100	1,538,381

Electronic Equipment, Instruments & Components 2.4%

Arrow Electronics, Inc.*	2,800	347,200
Benchmark Electronics, Inc.	22,700	547,978
Kimball Electronics, Inc.*	85,300	1,688,087
Knowles Corp.*	16,300	345,723
Sanmina Corp.*	104,300	3,944,626
ScanSource, Inc.*	58,000	1,808,440
TTM Technologies, Inc.*	260,700	3,509,022
Vishay Intertechnology, Inc.	63,800	1,321,298

		13,512,374

Energy Equipment & Services 0.5%

Archrock, Inc.	41,500	350,260
Bristow Group, Inc.*	30,700	1,008,495
Helix Energy Solutions Group, Inc.*	124,900	440,897
National Energy Services Reunited Corp.*	111,300	1,105,209

		2,904,861

Entertainment 0.1%

AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	34,800	558,888

Equity Real Estate Investment Trusts (REITs) 8.0%

Acadia Realty Trust	5,000	98,950
Agree Realty Corp.	900	58,842
Apple Hospitality REIT, Inc.	29,200	470,996
Brandywine Realty Trust	299,200	3,847,712
Cousins Properties, Inc.	36,400	1,403,584
CTO Realty Growth, Inc.(a)	46,961	2,751,445
Diversified Healthcare Trust	408,800	1,246,840
Franklin Street Properties Corp.	555,200	3,081,360
Global Net Lease, Inc.	256,300	3,675,342
Hudson Pacific Properties, Inc.	60,400	1,427,252
Industrial Logistics Properties Trust	7,100	162,803
Macerich Co. (The)(a)	265,794	4,396,233
National Health Investors, Inc.	7,000	404,810

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    13

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Office Properties Income Trust	140,018	$3,567,659
Paramount Group, Inc.	404,200	3,512,498
Piedmont Office Realty Trust, Inc. (Class A Stock)	222,200	3,946,272
Preferred Apartment Communities, Inc.	185,400	3,092,472
Sabra Health Care REIT, Inc.	325,700	4,432,777
SL Green Realty Corp.(a)	20,855	1,512,404
Whitestone REIT	234,300	2,392,203

		45,482,454

Food & Staples Retailing 2.5%

Ingles Markets, Inc. (Class A Stock)	40,905	3,146,822
SpartanNash Co.	139,990	3,439,554
United Natural Foods, Inc.*	92,900	3,602,662
Village Super Market, Inc. (Class A Stock)	42,800	977,980
Weis Markets, Inc.(a)	55,800	3,361,392

		14,528,410

Food Products 1.7%

Fresh Del Monte Produce, Inc.	107,000	2,977,810
Hostess Brands, Inc.*	18,500	379,620
Seaboard Corp.	200	763,998
Seneca Foods Corp. (Class A Stock)*	37,300	1,743,775
TreeHouse Foods, Inc.*	97,400	3,772,302

		9,637,505

Gas Utilities 1.4%

South Jersey Industries, Inc.	145,700	3,645,414
Spire, Inc.	68,800	4,535,296

		8,180,710

Health Care Equipment & Supplies 0.2%

Avanos Medical, Inc.*	32,900	995,554

Health Care Providers & Services 0.9%

AdaptHealth Corp.*	51,200	967,680
Covetrus, Inc.*	7,000	126,490
Fulgent Genetics, Inc.*	10,100	645,087
National HealthCare Corp.	27,800	1,818,120
Universal Health Services, Inc. (Class B Stock)	12,300	1,599,738

		5,157,115

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Technology 0.2%

Computer Programs & Systems, Inc.*	14,300	$404,976
Multiplan Corp.*	168,000	677,040

		1,082,016

Hotels, Restaurants & Leisure 0.2%

Biglari Holdings, Inc. (Class B Stock)*	7,800	924,300

Household Durables 3.0%

Bassett Furniture Industries, Inc.	18,400	341,504
Beazer Homes USA, Inc.*	152,500	2,781,600
Century Communities, Inc.	48,000	3,160,800
Ethan Allen Interiors, Inc.	4,700	118,487
KB Home	20,200	853,450
M/I Homes, Inc.*	7,500	397,425
Meritage Homes Corp.*	5,300	540,759
Taylor Morrison Home Corp.*	138,800	4,259,772
Tri Pointe Homes, Inc.*	160,300	3,816,743
VOXX International Corp.*	53,400	590,070

		16,860,610

Insurance 2.9%

American Equity Investment Life Holding Co.	53,500	2,200,990
CNO Financial Group, Inc.	156,800	3,910,592
Employers Holdings, Inc.	66,598	2,603,982
Enstar Group Ltd.*	2,800	742,224
Genworth Financial, Inc. (Class A Stock)*	41,500	161,850
Horace Mann Educators Corp.	48,600	1,847,286
National Western Life Group, Inc. (Class A Stock)	14,900	3,186,663
Safety Insurance Group, Inc.	15,300	1,259,649
Stewart Information Services Corp.	7,100	507,153

		16,420,389

IT Services 0.3%

Alliance Data Systems Corp.	21,600	1,491,264

Leisure Products 0.3%

American Outdoor Brands, Inc.*	36,700	608,486
Callaway Golf Co.*	21,500	512,990
Nautilus, Inc.*	79,300	404,430

		1,525,906

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    15

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 0.4%

Altra Industrial Motion Corp.	12,900	$622,812
Gates Industrial Corp. PLC*	55,000	850,850
Manitowoc Co., Inc. (The)*	20,300	370,475
Miller Industries, Inc.	5,100	160,497
Park-Ohio Holdings Corp.	7,200	145,728

		2,150,362

Marine 1.6%

Costamare, Inc. (Monaco)	264,100	3,470,274
Eagle Bulk Shipping, Inc.	53,700	2,406,834
Genco Shipping & Trading Ltd.	173,900	2,705,884
Safe Bulkers, Inc. (Greece)*	96,600	337,134

		8,920,126

Media 1.8%

Audacy, Inc.*	311,400	753,588
EW Scripps Co. (The) (Class A Stock)*	177,000	3,628,500
Gray Television, Inc.	188,400	3,928,140
Scholastic Corp.	3,500	143,570
TEGNA, Inc.	106,100	2,054,096

		10,507,894

Metals & Mining 1.7%

Commercial Metals Co.	60,300	2,016,432
Schnitzer Steel Industries, Inc. (Class A Stock)	58,300	2,281,862
SunCoke Energy, Inc.	222,900	1,526,865
TimkenSteel Corp.*(a)	188,100	2,639,043
United States Steel Corp.(a)	74,100	1,535,352

		9,999,554

Mortgage Real Estate Investment Trusts (REITs) 4.9%

Apollo Commercial Real Estate Finance, Inc.	234,283	3,197,963
Arbor Realty Trust, Inc.(a)	16,900	295,919
Ares Commercial Real Estate Corp.	80,700	1,185,483
ARMOUR Residential REIT, Inc.	162,500	1,524,250
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	126,200	3,965,204
Broadmark Realty Capital, Inc.(a)	143,400	1,345,092
Chimera Investment Corp.	230,200	3,337,900
Dynex Capital, Inc.(a)	85,835	1,380,227
Ellington Financial, Inc.(a)	94,400	1,677,488
Franklin BSP Realty Trust, Inc.	4,600	61,962

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) (cont’d.)

Granite Point Mortgage Trust, Inc.	141,300	$1,709,730
KKR Real Estate Finance Trust, Inc.	85,600	1,826,704
New York Mortgage Trust, Inc.	24,700	92,625
PennyMac Mortgage Investment Trust(a)	86,000	1,532,520
Ready Capital Corp.	118,572	1,688,465
Redwood Trust, Inc.(a)	121,300	1,495,629
TPG RE Finance Trust, Inc.	36,100	455,582
Two Harbors Investment Corp.	238,400	1,370,800

		28,143,543

Multiline Retail 0.7%

Big Lots, Inc.(a)	82,600	3,461,766
Macy’s, Inc.	21,400	547,840

		4,009,606

Multi-Utilities 0.9%

Avista Corp.	7,900	351,234
Black Hills Corp.	9,300	629,982
NorthWestern Corp.	72,900	4,236,948

		5,218,164

Oil, Gas & Consumable Fuels 5.3%

Antero Resources Corp.*	209,300	4,087,629
Berry Corp.	240,800	2,092,552
Civitas Resources, Inc.(a)	52,400	2,855,800
CNX Resources Corp.*(a)	217,700	3,228,491
DHT Holdings, Inc.(a)	177,600	866,688
Dorian LPG Ltd.	172,100	2,046,269
Earthstone Energy, Inc. (Class A Stock)*	150,100	2,050,366
Equitrans Midstream Corp.	407,500	3,304,825
HollyFrontier Corp.	37,200	1,307,952
Murphy Oil Corp.(a)	123,600	3,905,760
Ovintiv, Inc.	30,100	1,167,880
PBF Energy, Inc. (Class A Stock)*	11,700	185,328
Renewable Energy Group, Inc.*	6,200	249,612
World Fuel Services Corp.	96,400	2,719,444

		30,068,596

Paper & Forest Products 1.1%

Clearwater Paper Corp.*	82,500	2,608,650

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    17

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Paper & Forest Products (cont’d.)

Glatfelter Corp.	159,300	$2,765,448
Schweitzer-Mauduit International, Inc.	30,600	926,262

		6,300,360

Personal Products 0.4%

Edgewell Personal Care Co.	55,800	2,555,640

Pharmaceuticals 0.8%

Atea Pharmaceuticals, Inc.*	448,900	3,205,146
Prestige Consumer Healthcare, Inc.*	27,600	1,558,020

		4,763,166

Professional Services 0.3%

Kelly Services, Inc. (Class A Stock)	112,800	1,926,624

Real Estate Management & Development 1.2%

Forestar Group, Inc.*	91,500	1,825,425
RE/MAX Holdings, Inc. (Class A Stock)	42,300	1,258,848
Realogy Holdings Corp.*(a)	237,300	3,915,450

		6,999,723

Road & Rail 0.9%

Covenant Logistics Group, Inc.*	115,400	2,506,488
Knight-Swift Transportation Holdings, Inc.	26,800	1,516,344
Ryder System, Inc.	18,200	1,332,058

		5,354,890

Semiconductors & Semiconductor Equipment 0.6%

Photronics, Inc.*	195,500	3,495,540

Software 0.7%

Ebix, Inc.	23,000	698,970
Xperi Holding Corp.	210,500	3,551,135

		4,250,105

Specialty Retail 4.0%

Aaron’s Co., Inc. (The)	109,800	2,324,466
Big 5 Sporting Goods Corp.(a)	48,600	956,934
Cato Corp. (The) (Class A Stock)	50,400	832,608
Conn’s, Inc.*(a)	131,100	3,181,797

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

Container Store Group, Inc. (The)*(a)	181,600	$1,852,320
Genesco, Inc.*	50,300	3,235,799
Group 1 Automotive, Inc.	12,200	2,071,682
Lazydays Holdings, Inc.*(a)	42,700	693,448
ODP Corp. (The)*	92,480	4,090,390
TravelCenters of America, Inc.*	33,700	1,536,046
Urban Outfitters, Inc.*	76,700	2,202,824

		22,978,314

Technology Hardware, Storage & Peripherals 0.3%

Xerox Holdings Corp.	69,400	1,465,034

Textiles, Apparel & Luxury Goods 0.9%

G-III Apparel Group Ltd.*	129,600	3,521,232
Vera Bradley, Inc.*	176,400	1,444,716

		4,965,948

Thrifts & Mortgage Finance 4.8%

Essent Group Ltd.	96,900	4,422,516
Mr. Cooper Group, Inc.*	84,600	3,396,690
NMI Holdings, Inc. (Class A Stock)*	76,000	1,880,240
Northfield Bancorp, Inc.	32,900	518,504
PennyMac Financial Services, Inc.	47,715	2,991,730
Premier Financial Corp.	69,482	2,074,038
Provident Financial Services, Inc.	151,920	3,671,906
Radian Group, Inc.	189,266	4,237,666
TrustCo Bank Corp.	6,800	230,520
Washington Federal, Inc.	40,700	1,425,314
Waterstone Financial, Inc.	9,300	189,906
WSFS Financial Corp.	45,100	2,362,338

		27,401,368

Tobacco 0.6%

Universal Corp.	66,200	3,603,266

Trading Companies & Distributors 1.5%

Air Lease Corp.	36,100	1,437,141
Textainer Group Holdings Ltd. (China)	101,200	3,722,136
Titan Machinery, Inc.*	34,700	1,068,760
Triton International Ltd. (Bermuda)	38,000	2,295,960

		8,523,997

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    19

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 1.2%

Telephone & Data Systems, Inc.	196,600	$3,892,680
United States Cellular Corp.*	100,600	3,080,372

		6,973,052

TOTAL COMMON STOCKS (cost $470,752,141)		567,128,611

EXCHANGE-TRADED FUND 0.3% iShares Russell 2000 Value ETF(a) (cost $1,870,632)	10,900	1,704,106

TOTAL LONG-TERM INVESTMENTS (cost $472,622,773)		568,832,717

SHORT-TERM INVESTMENTS 9.1%

AFFILIATED MUTUAL FUND 8.9%
PGIM Institutional Money Market Fund (cost $50,638,237; includes $50,634,861 of cash collateral for securities on loan)(b)(wa)	50,708,903	50,673,407

UNAFFILIATED FUND 0.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,081,390)	1,081,390	1,081,390

TOTAL SHORT-TERM INVESTMENTS (cost $51,719,627)		51,754,797

TOTAL INVESTMENTS 108.8% (cost $524,342,400)		620,587,514

Liabilities in excess of other assets (8.8)%		(50,360,930)

NET ASSETS 100.0%		$570,226,584

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,295,671; cash collateral of $50,634,861 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

20

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$592,447	$—	$—
Air Freight & Logistics	5,855,685	—	—
Airlines	5,419,934	—	—
Auto Components	8,346,511	—	—
Banks	117,571,021	—	—
Beverages	1,510,822	—	—
Biotechnology	7,038,411	—	—
Building Products	2,020,771	—	—
Capital Markets	4,788,702	—	—
Chemicals	4,986,130	—	—
Commercial Services & Supplies	15,707,981	—	—
Communications Equipment	2,166,561	—	—
Construction & Engineering	5,089,844	—	—
Consumer Finance	13,692,621	—	—
Diversified Consumer Services	12,970,151	—	—
Diversified Financial Services	784,448	—	—
Diversified Telecommunication Services	7,210,962	—	—
Electric Utilities	1,538,381	—	—
Electronic Equipment, Instruments & Components	13,512,374	—	—
Energy Equipment & Services	2,904,861	—	—
Entertainment	558,888	—	—
Equity Real Estate Investment Trusts (REITs)	45,482,454	—	—
Food & Staples Retailing	14,528,410	—	—
Food Products	9,637,505	—	—
Gas Utilities	8,180,710	—	—
Health Care Equipment & Supplies	995,554	—	—
Health Care Providers & Services	5,157,115	—	—
Health Care Technology	1,082,016	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    21

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$924,300	$—	$—
Household Durables	16,860,610	—	—
Insurance	16,420,389	—	—
IT Services	1,491,264	—	—
Leisure Products	1,525,906	—	—
Machinery	2,150,362	—	—
Marine	8,920,126	—	—
Media	10,507,894	—	—
Metals & Mining	9,999,554	—	—
Mortgage Real Estate Investment Trusts (REITs)	28,143,543	—	—
Multiline Retail	4,009,606	—	—
Multi-Utilities	5,218,164	—	—
Oil, Gas & Consumable Fuels	30,068,596	—	—
Paper & Forest Products	6,300,360	—	—
Personal Products	2,555,640	—	—
Pharmaceuticals	4,763,166	—	—
Professional Services	1,926,624	—	—
Real Estate Management & Development	6,999,723	—	—
Road & Rail	5,354,890	—	—
Semiconductors & Semiconductor Equipment	3,495,540	—	—
Software	4,250,105	—	—
Specialty Retail	22,978,314	—	—
Technology Hardware, Storage & Peripherals	1,465,034	—	—
Textiles, Apparel & Luxury Goods	4,965,948	—	—
Thrifts & Mortgage Finance	27,401,368	—	—
Tobacco	3,603,266	—	—
Trading Companies & Distributors	8,523,997	—	—
Wireless Telecommunication Services	6,973,052	—	—
Exchange-Traded Fund	1,704,106	—	—
Short-Term Investments
Affiliated Mutual Fund	50,673,407	—	—
Unaffiliated Fund	1,081,390	—	—

Total	$620,587,514	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Banks	20.6%
Affiliated Mutual Funds (8.9% represents investments purchased with collateral from securities on loan)	8.9

Equity Real Estate Investment Trusts (REITs)	8.0%
Oil, Gas & Consumable Fuels	5.3
Mortgage Real Estate Investment Trusts (REITs)	4.9
Thrifts & Mortgage Finance	4.8

See Notes to Financial Statements.

22

Industry Classification (continued):

Specialty Retail	4.0%
Household Durables	3.0
Insurance	2.9
Commercial Services & Supplies	2.8
Food & Staples Retailing	2.5
Consumer Finance	2.4
Electronic Equipment, Instruments & Components	2.4
Diversified Consumer Services	2.3
Media	1.8
Metals & Mining	1.7
Food Products	1.7
Marine	1.6
Trading Companies & Distributors	1.5
Auto Components	1.5
Gas Utilities	1.4
Diversified Telecommunication Services	1.3
Biotechnology	1.2
Real Estate Management & Development	1.2
Wireless Telecommunication Services	1.2
Paper & Forest Products	1.1
Air Freight & Logistics	1.0
Airlines	0.9
Road & Rail	0.9
Multi-Utilities	0.9
Health Care Providers & Services	0.9
Construction & Engineering	0.9
Chemicals	0.9
Textiles, Apparel & Luxury Goods	0.9
Capital Markets	0.8

Pharmaceuticals	0.8%
Software	0.7
Multiline Retail	0.7
Tobacco	0.6
Semiconductors & Semiconductor Equipment	0.6
Energy Equipment & Services	0.5
Personal Products	0.4
Communications Equipment	0.4
Machinery	0.4
Building Products	0.4
Professional Services	0.3
Electric Utilities	0.3
Leisure Products	0.3
Beverages	0.3
IT Services	0.3
Technology Hardware, Storage & Peripherals	0.3
Exchange-Traded Fund	0.3
Health Care Technology	0.2
Health Care Equipment & Supplies	0.2
Hotels, Restaurants & Leisure	0.2
Unaffiliated Fund	0.2
Diversified Financial Services	0.1
Aerospace & Defense	0.1
Entertainment	0.1

108.8
Liabilities in excess of other assets	(8.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    23

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$50,295,671	$(50,295,671)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2022

Assets

Investments at value, including securities on loan of $50,295,671:
Unaffiliated investments (cost $473,704,163)	$569,914,107
Affiliated investments (cost $50,638,237)	50,673,407
Receivable for Fund shares sold	2,138,868
Dividends receivable	348,806
Receivable for investments sold	124,168
Prepaid expenses	7,564

Total Assets	623,206,920

Liabilities

Payable to broker for collateral for securities on loan	50,634,861
Payable for Fund shares purchased	1,626,592
Management fee payable	296,906
Accrued expenses and other liabilities	258,862
Distribution fee payable	90,259
Affiliated transfer agent fee payable	72,797
Trustees’ fees payable	59

Total Liabilities	52,980,336

Net Assets	$570,226,584

Net assets were comprised of:
Shares of beneficial interest, at par	$26,340
Paid-in capital in excess of par	450,519,449
Total distributable earnings (loss)	119,680,795

Net assets, January 31, 2022	$570,226,584

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    25

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2022

Class A

Net asset value, redemption price per share,
($126,346,595 ÷ 5,812,308 shares of beneficial interest issued and outstanding)	$21.74
Maximum sales charge (5.50% of offering price)	1.27

Maximum offering price to public	$23.01

Class C

Net asset value, offering price and redemption price per share,
($3,094,705 ÷ 142,495 shares of beneficial interest issued and outstanding)	$21.72

Class R

Net asset value, offering price and redemption price per share,
($136,388,124 ÷ 6,370,794 shares of beneficial interest issued and outstanding)	$21.41

Class Z

Net asset value, offering price and redemption price per share,
($172,407,318 ÷ 7,940,809 shares of beneficial interest issued and outstanding)	$21.71

Class R2

Net asset value, offering price and redemption price per share,
($177,574 ÷ 8,183 shares of beneficial interest issued and outstanding)	$21.70

Class R4

Net asset value, offering price and redemption price per share,
($12,725 ÷ 586 shares of beneficial interest issued and outstanding)	$21.73

Class R6

Net asset value, offering price and redemption price per share,
($131,799,543 ÷ 6,064,573 shares of beneficial interest issued and outstanding)	$21.73

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

26

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,208 foreign withholding tax)	$6,831,412
Income from securities lending, net (including affiliated income of $20,260)	34,122
Affiliated dividend income	1,168

Total income	6,866,702

Expenses
Management fee	1,865,589
Distribution fee(a)	742,212
Shareholder servicing fees(a)	110
Transfer agent’s fees and expenses (including affiliated expense of $206,521)(a)	340,184
Registration fees(a)	50,452
Custodian and accounting fees	43,606
Shareholders’ reports	28,390
Audit fee	14,115
Legal fees and expenses	11,833
Trustees’ fees	7,655
Miscellaneous	51,558

Total expenses	3,155,704
Less: Fee waiver and/or expense reimbursement(a)	(31,286)
Distribution fee waiver(a)	(209,751)

Net expenses	2,914,667

Net investment income (loss)	3,952,035

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $(3,579))	82,855,477
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(2,424))	(50,415,658)

Net gain (loss) on investment transactions	32,439,819

Net Increase (Decrease) In Net Assets Resulting From Operations	$36,391,854

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	193,342	16,078	532,582	—	210	—	—
Shareholder servicing fees	—	—	—	—	50	60	—
Transfer agent’s fees and expenses	112,473	14,681	93,683	117,627	184	141	1,395
Registration fees	8,242	4,537	5,546	13,947	4,033	4,033	10,114
Fee waiver and/or expense reimbursement	(6,445)	(161)	(7,101)	(9,363)	(4,067)	(4,149)	—
Distribution fee waiver	(32,224)	—	(177,527)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    27

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,952,035	$7,940,948
Net realized gain (loss) on investment transactions	82,855,477	81,548,460
Net change in unrealized appreciation (depreciation) on investments	(50,415,658)	284,731,385

Net increase (decrease) in net assets resulting from operations	36,391,854	374,220,793

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,506,035)	(966,537)
Class C	(3,028)	(11,867)
Class R	(1,443,319)	(1,439,536)
Class Z	(2,904,008)	(2,482,289)
Class R2	(1,863)	(1,100)
Class R4	(172)	(116)
Class R6	(2,089,157)	(2,812,197)

	(7,947,582)	(7,713,642)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	93,920,612	287,011,046
Net asset value of shares issued in reinvestment of dividends and distributions	7,544,333	6,394,370
Cost of shares purchased	(226,739,368)	(526,508,262)

Net increase (decrease) in net assets from Fund share transactions	(125,274,423)	(233,102,846)

Total increase (decrease)	(96,830,151)	133,404,305

Net Assets:

Beginning of period	667,056,735	533,652,430

End of period	$570,226,584	$667,056,735

See Notes to Financial Statements.

28

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.70		$11.39	$16.46	$20.95	$21.32	$18.16
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.16	0.18	0.23	0.26	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.18		9.31	(4.35)	(3.17)	2.04	3.25
Total from investment operations	1.30		9.47	(4.17)	(2.94)	2.30	3.51
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.16)	(0.48)	(0.28)	(0.31)	(0.30)
Distributions from net realized gains	-		-	(0.42)	(1.27)	(2.36)	(0.05)
Total dividends and distributions	(0.26)		(0.16)	(0.90)	(1.55)	(2.67)	(0.35)
Net asset value, end of period	$21.74		$20.70	$11.39	$16.46	$20.95	$21.32
Total Return(b):	6.35%		83.49%	(27.01)%	(13.47)%	11.31%	19.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$126,347		$123,223	$71,928	$116,090	$136,533	$132,512
Average net assets (000)	$127,844		$103,593	$92,527	$118,685	$133,270	$129,902
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.11%	1.15%	1.07%	1.02%	0.96%
Expenses before waivers and/or expense reimbursement	1.14	%(e)	1.17%	1.21%	1.13%	1.08%	1.02%
Net investment income (loss)	1.08	%(e)	0.95%	1.31%	1.31%	1.27%	1.27%
Portfolio turnover rate(f)	31%		63%	53%	80%	70%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    29

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.63		$11.39	$16.48	$20.95	$21.32	$18.18
Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(b)	- (c)	0.05	0.12	0.10	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.18		9.27	(4.40)	(3.20)	2.03	3.26
Total from investment operations	1.11		9.27	(4.35)	(3.08)	2.13	3.36
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.03)	(0.32)	(0.12)	(0.14)	(0.17)
Distributions from net realized gains	-		-	(0.42)	(1.27)	(2.36)	(0.05)
Total dividends and distributions	(0.02)		(0.03)	(0.74)	(1.39)	(2.50)	(0.22)
Net asset value, end of period	$21.72		$20.63	$11.39	$16.48	$20.95	$21.32
Total Return(d):	5.39%		81.41%	(27.80)%	(14.22)%	10.44%	18.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,095		$3,138	$5,782	$11,269	$36,638	$40,476
Average net assets (000)	$3,189		$6,774	$8,456	$24,635	$38,734	$41,745
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	2.84	%(g)	2.19%	2.22%	1.92%	1.81%	1.71%
Expenses before waivers and/or expense reimbursement	2.85	%(g)	2.20%	2.23%	1.93%	1.82%	1.72%
Net investment income (loss)	(0.67	)%(g)	0.01%	0.35%	0.66%	0.49%	0.49%
Portfolio turnover rate(h)	31%		63%	53%	80%	70%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.37		$11.23	$16.23	$20.66	$21.06	$17.95
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.14	0.11	0.20	0.21	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.16		9.15	(4.24)	(3.13)	2.01	3.21
Total from investment operations	1.26		9.29	(4.13)	(2.93)	2.22	3.42
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.15)	(0.45)	(0.23)	(0.26)	(0.26)
Distributions from net realized gains	-		-	(0.42)	(1.27)	(2.36)	(0.05)
Total dividends and distributions	(0.22)		(0.15)	(0.87)	(1.50)	(2.62)	(0.31)
Net asset value, end of period	$21.41		$20.37	$11.23	$16.23	$20.66	$21.06
Total Return(b):	6.20%		83.14%	(27.08)%	(13.63)%	11.05%	19.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$136,388		$135,981	$110,953	$139,136	$162,502	$164,019
Average net assets (000)	$140,864		$137,399	$116,334	$143,139	$165,270	$159,240
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.28	%(e)	1.28%	1.31%	1.27%	1.26%	1.21%
Expenses before waivers and/or expense reimbursement	1.54	%(e)	1.54%	1.57%	1.53%	1.52%	1.47%
Net investment income (loss)	0.89	%(e)	0.88%	0.82%	1.16%	1.04%	1.03%
Portfolio turnover rate(f)	31%		63%	53%	80%	70%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    31

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.70		$11.40	$16.46	$20.95	$21.32	$18.14
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.23	0.29	0.30	0.34	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17		9.29	(4.38)	(3.18)	2.02	3.27
Total from investment operations	1.33		9.52	(4.09)	(2.88)	2.36	3.58
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.22)	(0.55)	(0.34)	(0.37)	(0.35)
Distributions from net realized gains	-		-	(0.42)	(1.27)	(2.36)	(0.05)
Total dividends and distributions	(0.32)		(0.22)	(0.97)	(1.61)	(2.73)	(0.40)
Net asset value, end of period	$21.71		$20.70	$11.40	$16.46	$20.95	$21.32
Total Return(b):	6.46%		84.07%	(26.66)%	(13.11)%	11.65%	19.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$172,407		$177,808	$150,272	$622,093	$824,748	$981,061
Average net assets (000)	$185,743		$199,626	$307,558	$698,954	$862,416	$940,720
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.78	%(e)	0.77%	0.73%	0.69%	0.69%	0.71%
Expenses before waivers and/or expense reimbursement	0.79	%(e)	0.78%	0.74%	0.70%	0.70%	0.72%
Net investment income (loss)	1.41	%(e)	1.34%	2.05%	1.72%	1.62%	1.51%
Portfolio turnover rate(f)	31%		63%	53%	80%	70%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class R2 Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,			December 28, 2017(a) through July 31,
			2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.65		$11.38	$16.43	$20.91	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.19	0.17	0.23	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19		9.25	(4.32)	(3.18)	0.38
Total from investment operations	1.30		9.44	(4.15)	(2.95)	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.17)	(0.48)	(0.26)	-
Distributions from net realized gains	-		-	(0.42)	(1.27)	-
Total dividends and distributions	(0.25)		(0.17)	(0.90)	(1.53)	-
Net asset value, end of period	$21.70		$20.65	$11.38	$16.43	$20.91
Total Return(c):	6.29%		83.38%	(26.96)%	(13.54)%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$178		$157	$292	$375	$18
Average net assets (000)	$166		$192	$302	$184	$14
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.14	%(e)	1.14%	1.15%	1.14%	1.14	%(e)
Expenses before waivers and/or expense reimbursement	6.00	%(e)	5.24%	6.28%	8.15%	187.96	%(e)
Net investment income (loss)	1.01	%(e)	1.21%	1.26%	1.35%	0.72	%(e)
Portfolio turnover rate(f)	31%		63%	53%	80%	70%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    33

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,			December 28, 2017(a) through July 31,
			2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.71		$11.40	$16.46	$20.94	$20.44
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.31	0.16	0.27	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.13		9.20	(4.28)	(3.18)	0.39
Total from investment operations	1.32		9.51	(4.12)	(2.91)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.20)	(0.52)	(0.30)	-
Distributions from net realized gains	-		-	(0.42)	(1.27)	-
Total dividends and distributions	(0.30)		(0.20)	(0.94)	(1.57)	-
Net asset value, end of period	$21.73		$20.71	$11.40	$16.46	$20.94
Total Return(c):	6.38%		83.98%	(26.80)%	(13.31)%	2.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$245	$927	$9	$10
Average net assets (000)	$68		$237	$918	$9	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89	%(e)	0.89%	0.89%	0.89%	0.89	%(e)
Expenses before waivers and/or expense reimbursement	13.00	%(e)	4.13%	2.60%	140.80%	270.32	%(e)
Net investment income (loss)	1.81	%(e)	2.21%	1.16%	1.51%	0.95	%(e)
Portfolio turnover rate(f)	31%		63%	53%	80%	70%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended January 31, 2022
			Year Ended July 31,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.73		$11.41	$16.47	$20.97	$21.34	$18.15
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.24	0.25	0.31	0.34	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.17		9.31	(4.33)	(3.19)	2.04	3.28
Total from investment operations	1.35		9.55	(4.08)	(2.88)	2.38	3.60
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.23)	(0.56)	(0.35)	(0.39)	(0.36)
Distributions from net realized gains	-		-	(0.42)	(1.27)	(2.36)	(0.05)
Total dividends and distributions	(0.35)		(0.23)	(0.98)	(1.62)	(2.75)	(0.41)
Net asset value, end of period	$21.73		$20.73	$11.41	$16.47	$20.97	$21.34
Total Return(b):	6.52%		84.26%	(26.60)%	(13.09)%	11.72%	19.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$131,800		$226,506	$193,499	$351,429	$414,892	$268,695
Average net assets (000)	$158,918		$209,675	$259,226	$372,557	$361,244	$263,763
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.66	%(e)	0.66%	0.67%	0.63%	0.63%	0.64%
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.66%	0.67%	0.63%	0.63%	0.64%
Net investment income (loss)	1.64	%(e)	1.46%	1.83%	1.78%	1.64%	1.58%
Portfolio turnover rate(f)	31%		63%	53%	80%	70%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund    35

Notes to Financial Statements  (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Small-Cap Value Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is above average capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

36

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to

PGIM Quant Solutions Small-Cap Value Fund    37

Notes to Financial Statements  (unaudited) (continued)

be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

38

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (formerly known as QMA LLC) (“PGIM Quantitative Solutions” or the “subadviser” ). The Manager pays for the services of PGIM Quantitative Solutions.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% average daily net assets up to $2 billion and 0.575% of the Fund’s average daily net assets in excess of $2 billion. The effective management fee rate before

PGIM Quant Solutions Small-Cap Value Fund    39

Notes to Financial Statements  (unaudited) (continued)

any waivers and/or expense reimbursements was 0.60% for the reporting period ended January 31, 2022.

The Manager has contractually agreed, through November 30, 2022, to waive and/or reimburse up to 0.01% of fees and expenses from the Fund to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 1.14% of average daily net assets for Class R2 shares or 0.89% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through November 30, 2022 to reduce such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

40

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 and Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended January 31, 2022, PIMS received $66,718 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2022, PIMS received $290 and $44 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2022, no 17a-7 transactions were entered into by the Fund.

PGIM Quant Solutions Small-Cap Value Fund    41

Notes to Financial Statements  (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were $191,724,383 and $319,514,324, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$ 2,292,143	$61,709,254	$64,001,397	$—	$—	$—	—	$1,168

PGIM Institutional Money Market Fund(1)(b)(wa)
63,725,339	223,720,948	236,766,877	(2,424)	(3,579)	50,673,407	50,708,903	20,260	(2)

$66,017,482	$285,430,202	$300,768,274	$(2,424)	$(3,579)	$50,673,407		$21,428

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

The tax character of distributions paid during the tax year ended October 31, 2021 was $7,713,642 of ordinary income. The tax character of distributions paid during the tax year ended October 31, 2020 were $29,525,841 of ordinary income and $22,986,122 of long-term capital gains.

As of the latest tax year ended October 31, 2021, the accumulated undistributed earnings on a tax basis was $5,499,719 of ordinary income.

42

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2022 were as follows:

Tax Basis	$531,385,704

Gross Unrealized Appreciation	119,281,594
Gross Unrealized Depreciation	(30,079,784)

Net Unrealized Appreciation	$89,201,810

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2021 of approximately $3,463,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. The Fund utilized approximately $127,260,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended October 31,2021.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM Quant Solutions Small-Cap Value Fund    43

Notes to Financial Statements  (unaudited) (continued)

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,084	0.1%
Class R	6,030,682	94.7%
Class Z	1	0.1%
Class R2	580	7.1%
Class R4	586	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	22.6%	4	48.2%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended January 31, 2022:
Shares sold	298,677	$6,528,491
Shares issued in reinvestment of dividends and distributions	68,744	1,481,443
Shares purchased	(494,135)	(10,805,810)

Net increase (decrease) in shares outstanding before conversion	(126,714)	(2,795,876)
Shares issued upon conversion from other share class(es)	8,184	179,156
Shares purchased upon conversion into other share class(es)	(23,297)	(513,236)

Net increase (decrease) in shares outstanding	(141,827)	$(3,129,956)

Year ended July 31, 2021:
Shares sold	865,484	$16,990,636
Shares issued in reinvestment of dividends and distributions	59,100	947,377
Shares purchased	(1,282,170)	(22,233,334)

Net increase (decrease) in shares outstanding before conversion	(357,586)	(4,295,321)
Shares issued upon conversion from other share class(es)	30,481	576,013
Shares purchased upon conversion into other share class(es)	(31,354)	(546,239)

Net increase (decrease) in shares outstanding	(358,459)	$(4,265,547)

44

Class C	Shares	Amount

Six months ended January 31, 2022:
Shares sold	11,679	$256,809
Shares issued in reinvestment of dividends and distributions	138	2,988
Shares purchased	(14,472)	(315,005)

Net increase (decrease) in shares outstanding before conversion	(2,655)	(55,208)
Shares purchased upon conversion into other share class(es)	(6,969)	(153,181)

Net increase (decrease) in shares outstanding	(9,624)	$(208,389)

Year ended July 31, 2021:
Shares sold	78,503	$1,398,729
Shares issued in reinvestment of dividends and distributions	736	11,845
Shares purchased	(411,384)	(8,226,935)

Net increase (decrease) in shares outstanding before conversion	(332,145)	(6,816,361)
Shares purchased upon conversion into other share class(es)	(23,302)	(428,567)

Net increase (decrease) in shares outstanding	(355,447)	$(7,244,928)

Class R

Six months ended January 31, 2022:
Shares sold	162,343	$3,484,661
Shares issued in reinvestment of dividends and distributions	67,985	1,443,319
Shares purchased	(535,311)	(11,606,432)

Net increase (decrease) in shares outstanding	(304,983)	$(6,678,452)

Year ended July 31, 2021:
Shares sold	589,485	$9,083,652

Shares issued in reinvestment of dividends and distributions	91,168	1,439,536
Shares purchased	(3,886,798)	(66,117,436)

Net increase (decrease) in shares outstanding	(3,206,145)	$(55,594,248)

Class Z
Six months ended January 31, 2022:

Shares sold	2,388,891	$52,974,047
Shares issued in reinvestment of dividends and distributions	134,437	2,893,080
Shares purchased	(3,191,881)	(69,668,555)

Net increase (decrease) in shares outstanding before conversion	(668,553)	(13,801,428)
Shares issued upon conversion from other share class(es)	27,966	609,910
Shares purchased upon conversion into other share class(es)	(8,373)	(179,541)

Net increase (decrease) in shares outstanding	(648,960)	$(13,371,059)

Year ended July 31, 2021:
Shares sold	9,725,201	$176,554,032
Shares issued in reinvestment of dividends and distributions	154,462	2,471,389
Shares purchased	(12,731,702)	(216,045,265)

Net increase (decrease) in shares outstanding before conversion	(2,852,039)	(37,019,844)
Shares issued upon conversion from other share class(es)	34,156	597,321
Shares purchased upon conversion into other share class(es)	(1,776,286)	(37,668,057)

Net increase (decrease) in shares outstanding	(4,594,169)	$(74,090,580)

PGIM Quant Solutions Small-Cap Value Fund    45

Notes to Financial Statements  (unaudited) (continued)

Class R2	Shares	Amount

Six months ended January 31, 2022:
Shares sold	940	$20,439
Shares issued in reinvestment of dividends and distributions	87	1,863
Shares purchased	(423)	(9,387)

Net increase (decrease) in shares outstanding	604	$12,915

Year ended July 31, 2021:
Shares sold	2,204	$35,877
Shares issued in reinvestment of dividends and distributions	69	1,100
Shares purchased	(20,350)	(300,727)

Net increase (decrease) in shares outstanding	(18,077)	$(263,750)

Class R4

Six months ended January 31, 2022:
Shares issued in reinvestment of dividends and distributions	8	$172
Shares purchased	(11,255)	(234,174)

Net increase (decrease) in shares outstanding	(11,247)	$(234,002)

Year ended July 31, 2021:
Shares sold	12,236	$239,111
Shares issued in reinvestment of dividends and distributions	7	116
Shares purchased	(81,686)	(964,404)

Net increase (decrease) in shares outstanding	(69,443)	$(725,177)

Class R6

Six months ended January 31, 2022:
Shares sold	1,404,380	$30,656,165
Shares issued in reinvestment of dividends and distributions	79,920	1,721,468
Shares purchased	(6,347,456)	(134,100,005)

Net increase (decrease) in shares outstanding before conversion	(4,863,156)	(101,722,372)
Shares issued upon conversion from other share class(es)	7,425	161,613
Shares purchased upon conversion into other share class(es)	(4,974)	(104,721)

Net increase (decrease) in shares outstanding	(4,860,705)	$(101,665,480)

Year ended July 31, 2021:
Shares sold	4,665,355	$82,709,009
Shares issued in reinvestment of dividends and distributions	95,129	1,523,007
Shares purchased	(12,561,522)	(212,620,161)

Net increase (decrease) in shares outstanding before conversion	(7,801,038)	(128,388,145)
Shares issued upon conversion from other share class(es)	1,766,401	37,512,393
Shares purchased upon conversion into other share class(es)	(2,171)	(42,864)

Net increase (decrease) in shares outstanding	(6,036,808)	$(90,918,616)

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

46

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2022. The average daily balance for the 18 days that the Fund had loans outstanding during the period was approximately $3,474,778, borrowed at a weighted average interest rate of 1.33%. The maximum loan outstanding amount during the period was $10,551,000. At January 31, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM Quant Solutions Small-Cap Value Fund    47

Notes to Financial Statements  (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

48

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

PGIM Quant Solutions Small-Cap Value Fund    49

Notes to Financial Statements  (unaudited) (continued)

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

50

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez,Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017
FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.
The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Small-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual
Trustee by writing to that Trustee at the same address.Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly,and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	TSVAX	TRACX	TSVRX	TASVX	PSVDX	PSVKX	TSVQX

CUSIP	875921785	875921710	875921843	875921306	875921611	875921595	875921777

MF232E2

PGIM CORE BOND FUND

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Core Bond Fund informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Core Bond Fund

March 15, 2022

PGIM Core Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges)	Average Annual Total Returns as of 1/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-3.53	-6.42	2.33	N/A	2.09 (02/17/2015)

Class C	-3.81	-4.98	2.23	N/A	1.81 (02/17/2015)

Class R	-3.58	-3.55	2.74	N/A	2.31 (02/17/2015)

Class Z	-3.36	-3.04	3.30	2.52	—

Class R6	-3.36	-3.03	3.33	N/A	2.89 (02/17/2015)

Bloomberg US Aggregate Bond Index

	-3.17	-2.97	3.08	2.59	—

Average Annual Total Returns as of 1/31/22 Since Inception (%)

Class A, Class C, Class R, Class R6 (02/17/2015)

Bloomberg US Aggregate Bond Index	2.55

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Core Bond Fund    5

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/22

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.09	1.43	1.40

Class C	0.05	0.73	0.60

Class R	0.08	1.21	-28.23

Class Z	0.11	1.81	1.69

Class R6	0.11	1.82	1.79

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/22 (%)

AAA	57.8

AA	6.5

A	14.3

BBB	18.7

BB	0.3

Not Rated	2.1

Cash/Cash Equivalents	0.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Core Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Bond Fund	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A Actual	$1,000.00	$ 964.70	0.66%	$3.27
Hypothetical	$1,000.00	$1,021.88	0.66%	$3.36
Class C Actual	$1,000.00	$ 961.90	1.45%	$7.17
Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38
Class R Actual	$1,000.00	$ 964.20	0.95%	$4.70
Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class Z Actual	$1,000.00	$ 966.40	0.33%	$1.64
Hypothetical	$1,000.00	$1,023.54	0.33%	$1.68
Class R6 Actual	$1,000.00	$ 966.40	0.32%	$1.59
Hypothetical	$1,000.00	$1,023.59	0.32%	$1.63

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.3%

ASSET-BACKED SECURITIES 19.7%

Automobiles 5.3%

AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25	258	$259,921
Series 2019-01, Class C	3.360	02/18/25	400	407,488
Series 2019-02, Class C	2.740	04/18/25	700	712,189
Series 2019-03, Class C	2.320	07/18/25	1,700	1,717,534
Series 2020-01, Class B	1.480	01/21/25	1,400	1,405,694
Series 2020-02, Class C	1.480	02/18/26	400	400,337
Series 2020-03, Class C	1.060	08/18/26	800	793,368
Series 2021-02, Class C	1.010	01/19/27	1,300	1,268,619
Series 2021-03, Class C	1.410	08/18/27	1,400	1,373,445
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,133,371
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	522,620
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,142,647
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,721,280
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,212,984
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,391,604
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,710,006
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,077,740
Series 2021-04, Class C	1.380	07/15/27	800	775,528
Series 2022-01, Class C	2.200	11/15/27	1,300	1,299,397
Series 2022-01, Class D	2.470	07/17/28	600	599,778
Carvana Auto Receivables Trust,
Series 2021-P03, Class B	1.420	08/10/27	200	193,873
Series 2021-P04, Class B	1.980	02/10/28	400	396,256
Drive Auto Receivables Trust,
Series 2020-02, Class B	1.420	03/17/25	549	550,674
Series 2021-01, Class B	0.650	07/15/25	1,000	998,393
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A	3.190	07/15/31	2,000	2,081,918
Series 2019-01, Class A, 144A	3.520	07/15/30	3,400	3,533,691
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,331,311
Series 2020-02, Class A, 144A	1.060	04/15/33	3,800	3,685,734
Series 2021-01, Class B, 144A	1.610	10/17/33	630	613,640
Series 2021-02, Class B, 144A	1.910	05/15/34	600	587,501
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A	1.060	09/15/27	2,800	2,721,319
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class B, 144A	1.530	04/15/26	1,700	1,686,373

See Notes to Financial Statements.

PGIM Core Bond Fund    9

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C	3.620%	06/17/24	200	$203,333
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	193,422
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,842,259
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A	1.210	12/26/25	2,200	2,154,417
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	5,476,876
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	4,100	4,289,244
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,640,197
Santander Drive Auto Receivables Trust,
Series 2019-02, Class C	2.900	10/15/24	530	531,850
Series 2019-03, Class C	2.490	10/15/25	347	348,642
Series 2020-02, Class C	1.460	09/15/25	600	601,787
Series 2020-03, Class C	1.120	01/15/26	2,100	2,102,484
Series 2020-04, Class C	1.010	01/15/26	1,400	1,398,982
Series 2021-01, Class C	0.750	02/17/26	2,700	2,691,447
Series 2021-02, Class C	0.900	06/15/26	2,200	2,178,961
Series 2021-02, Class D	1.350	07/15/27	2,800	2,758,528
Series 2021-03, Class C	0.950	09/15/27	2,900	2,863,072
Series 2021-04, Class C	1.260	02/16/27	2,800	2,759,391
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	987,268
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	1,675	1,684,402
Series 2019-A, Class C	2.380	12/15/25	300	302,788
Series 2021-A, Class C	1.090	11/15/27	600	583,876

				83,899,459

Collateralized Loan Obligations 12.2%

Allegro CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.638(c)	01/19/33	5,000	5,006,802
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.411(c)	07/15/34	6,500	6,496,919
Apres Static CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)	1.311(c)	10/15/28	4,418	4,416,429

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	1.089%(c)	04/22/27	2,682	$2,681,222
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.415(c)	10/21/34	6,500	6,499,992
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	01/20/32	5,000	4,999,996
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.454(c)	07/20/34	3,100	3,103,870
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.313(cc)	01/20/34	11,750	11,749,915
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.311(c)	07/18/30	1,000	999,585
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.409(c)	04/24/34	5,500	5,502,221
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	12/19/32	3,250	3,248,656
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.334(c)	01/20/32	10,250	10,267,149
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	1.274(c)	04/20/31	1,000	999,700
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.374(c)	07/20/34	7,000	6,999,991
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.434(c)	07/20/34	8,500	8,499,988
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.441(c)	10/17/31	1,000	1,000,028
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.381(c)	07/15/34	2,000	1,998,908
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.366(c)	01/17/34	5,500	5,499,958

See Notes to Financial Statements.

PGIM Core Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521%(c)	07/15/29	247	$246,496
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.461(c)	07/15/30	750	750,231
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	1.431(c)	07/15/34	3,500	3,503,376
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.404(c)	04/20/34	7,000	6,999,991
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.409(c)	01/22/31	500	499,999
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.297(c)	04/26/31	1,000	998,323
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.394(c)	04/20/34	3,250	3,251,600
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.579(c)	07/22/32	1,250	1,250,001
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.140(c)	02/05/31	248	248,119
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/31	500	499,874
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.414(c)	07/20/34	5,250	5,256,303
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.264(c)	01/20/29	3,359	3,358,813
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	1.195(c)	10/21/30	11,500	11,502,966
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.375(c)	04/21/31	988	988,147
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.368(c)	07/19/28	1,872	1,871,840
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.404(c)	07/20/31	1,250	1,249,972

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.361%(c)	07/15/31	2,000	$1,998,499
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.424(c)	06/20/34	9,750	9,753,068
Series 2019-20A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.588(c)	01/25/32	2,500	2,503,038
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.524(c)	10/13/31	8,355	8,352,241
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.304(c)	07/20/30	3,875	3,874,250
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	10/15/32	2,000	2,001,000
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.509(c)	10/22/30	981	980,708
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.549(c)	10/30/30	495	494,975
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.371(c)	01/17/31	1,000	1,000,054
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.290(c)	05/21/34	7,000	7,002,586
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.364(c)	06/20/34	6,500	6,496,452
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.433(c)	07/25/31	250	250,000
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.284(c)	04/20/31	990	989,932
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.574(c)	10/20/32	5,000	5,001,602

See Notes to Financial Statements.

PGIM Core Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.337%(c)	01/26/31	1,000	$999,754
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.481(c)	01/17/30	991	990,251
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.394(c)	01/20/31	1,000	1,001,007
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.714(c)	07/20/32	1,250	1,251,832
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.451(c)	10/15/30	747	746,955
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.141(c)	01/18/29	774	774,606
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.324(c)	01/20/31	1,000	1,000,000
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	07/17/31	2,500	2,502,575
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30	244	242,933
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.191(c)	04/15/29	527	526,908

				193,182,606

Consumer Loans 0.7%

Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28	3,500	3,537,479
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29	57	57,407
Series 2020-01A, Class A, 144A	3.840	05/14/32	1,000	1,018,886
Series 2020-02A, Class A, 144A	1.750	09/14/35	1,700	1,673,704
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	0.810(c)	06/16/36	2,800	2,800,000

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)

Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A	1.210%	03/08/28	1,839	$1,799,450
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A	2.020	01/25/29	231	231,201

				11,118,127

Credit Cards 0.1%

Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,356,012

Equipment 0.2%

MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	814,864
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	207,500
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	824,165
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,215,864

				3,062,393

Home Equity Loans 0.0%

Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	0.843(c)	08/25/35	436	436,522

Manufactured Housing 0.0%

Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	543	547,407

Other 0.2%

Home Partners of America Trust,
Series 2021-03, Class A, 144A	2.200	01/17/41	2,617	2,577,991

Residential Mortgage-Backed Securities 0.2%

Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.258(c)	04/25/38	754	764,345
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	200	200,196
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	388	388,040
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	179	181,084

See Notes to Financial Statements.

PGIM Core Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Mill City Mortgage Loan Trust, (cont’d.)
Series 2018-01, Class A1, 144A	3.250%(cc)	05/25/62	266	$268,884
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.708(c)	02/25/57	255	254,932
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	397	400,110
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.108(c)	10/25/59	231	232,495
Series 2020-04, Class A1, 144A	1.750	10/25/60	863	854,566

				3,544,652

Student Loans 0.8%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	241	243,134
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	186	189,682
Series 2020-AGS, Class A, 144A	1.980	08/25/50	849	841,230

ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A	1.730	08/25/45	1,390	1,360,929

Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	86	86,375
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	162	164,328
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	166	166,841

Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	262	264,008
Series 2018-CA, Class A2, 144A	3.520	06/16/42	186	188,487
Series 2019-CA, Class A2, 144A	3.130	02/15/68	471	477,866
Series 2020-BA, Class A2, 144A	2.120	01/15/69	793	799,186
Series 2020-DA, Class A, 144A	1.690	05/15/69	614	611,097

Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)	0.638(c)	05/25/70	2,514	2,516,357
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	517	524,293
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	713	726,812
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	801	807,888
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	423	429,019

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

SoFi Professional Loan Program Trust, (cont’d.)
Series 2020-A, Class A2FX, 144A	2.540%	05/15/46	1,427	$1,444,348
Series 2020-C, Class AFX, 144A	1.950	02/15/46	707	709,324

				12,551,204

TOTAL ASSET-BACKED SECURITIES (cost $313,468,387)				313,276,373

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.1%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	5,532,625
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	8,686,987
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	305,352
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	6,800	6,882,332
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	2,234,971
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,749,496
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,878,584
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,478,721
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,445,251
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	8,892,112
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	6,801,487
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	5,563,300
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	497,894
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.828(c)	03/15/37	6,000	5,940,051
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,390,411
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	5,250,924
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	1,070	1,114,409
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,221,317
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,625,173
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,738,227
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,421,195
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,533,022
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,561,089
Series 2021-B31, Class A4	2.420	12/15/54	6,400	6,380,499
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.906(c)	12/15/36	2,302	2,300,607

See Notes to Financial Statements.

PGIM Core Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3	2.752%	01/15/53	2,900	$2,935,489
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	434	434,542
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,679,129
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,869	2,927,381
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,927	2,003,542
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,011	1,026,282
Series 2016-C03, Class A3	2.896	11/15/49	900	919,916
Series 2016-P03, Class A3	3.063	04/15/49	4,535	4,612,412
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,758,410
Series 2019-C07, Class A3	2.860	12/15/72	1,120	1,125,374
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	3,033,428
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,565,637
Series 2015-PC01, Class A4	3.620	07/10/50	2,463	2,514,217
Series 2016-COR01, Class A3	2.826	10/10/49	792	802,340
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,200	1,221,121
Series 2021-C20, Class A2	2.486	03/15/54	5,800	5,763,596
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	661,046
Series 2020-C09, Class A4	1.644	08/15/53	5,800	5,453,767
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.364(cc)	07/25/28	198	206,367
Series 2019-M21, Class 3A1	2.100	06/25/34	6,243	6,278,799
Series 2019-M22, Class A1	2.104	08/25/29	508	513,137
Series 2019-M25, Class A1	2.142	11/25/29	3,105	3,163,931
FHLMC Multifamily Structured Pass-Through Certificates,
Series K079, Class AM	3.930	06/25/28	1,350	1,503,900
Series K091, Class AM	3.566	03/25/29	2,000	2,202,878
Series K157, Class A2	3.990(cc)	05/25/33	800	910,046
Series KW08, Class A2	3.600	01/25/29	4,500	4,916,071
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.809(c)	11/21/35	1,386	1,376,038
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	970	994,782
Series 2015-GC34, Class A3	3.244	10/10/48	4,322	4,390,053
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	6,847,793

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class A3A1	2.920%	02/15/48	875	$890,402
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	1,336	1,367,481
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	943	945,495
Series 2016-JP03, Class A4	2.627	08/15/49	700	704,677
Series 2017-JP05, Class A4	3.457	03/15/50	560	581,892
Series 2017-JP07, Class ASB	3.241	09/15/50	575	595,799
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,585	1,636,313
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	915,985
Series 2016-UB11, Class A3	2.531	08/15/49	1,200	1,208,733
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	800	828,306
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,858,213
Series 2018-C09, Class A3	3.854	03/15/51	750	797,871
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,497,779
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,453,264
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4	3.244	04/10/46	101	102,366
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,187,738
Series 2016-C35, Class A3	2.674	07/15/48	1,900	1,913,304
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,530,177
Series 2017-C38, Class A4	3.190	07/15/50	1,000	1,043,998
Series 2017-RB01, Class A4	3.374	03/15/50	1,181	1,239,613
Series 2018-C46, Class A3	3.888	08/15/51	2,000	2,134,717
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,188,717
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,602,292
Series 2019-C52, Class A3	2.631	08/15/52	2,000	2,021,243
Series 2020-C57, Class A3	1.864	08/15/53	5,300	5,044,924
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,737,948

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $226,153,526)				224,196,707

CORPORATE BONDS 33.2%

Aerospace & Defense 0.8%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	345,964

See Notes to Financial Statements.

PGIM Core Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196%	02/04/26	1,530	$1,504,673
Sr. Unsec’d. Notes(a)	3.625	02/01/31	5,450	5,598,694
Sr. Unsec’d. Notes	3.750	02/01/50	830	805,729
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.050	06/15/25	281	288,602
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A	5.696	09/16/23	375	391,341
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	30	31,608
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	450	491,348
Teledyne Technologies, Inc.,
Gtd. Notes	2.750	04/01/31	3,510	3,439,509

				12,897,468

Agriculture 0.4%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	633,481
Gtd. Notes	3.400	02/04/41	2,010	1,734,724
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.726	03/25/31	2,180	2,046,614
Gtd. Notes	3.557	08/15/27	455	465,125
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.950	06/15/25	1,510	1,583,704

				6,463,648

Airlines 0.3%

American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	71	70,129
Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates	2.000	12/10/29	628	613,951
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.250	05/04/25	2,589	2,827,081
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	315	316,219
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	421	413,139

				4,240,519

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 0.5%

BMW US Capital LLC (Germany),
Gtd. Notes, 144A	2.250%	09/15/23	645	$653,094
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46	285	312,703
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087	01/09/23	1,125	1,130,906
Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,399,949
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	900	1,148,518
General Motors Financial Co., Inc.,
Gtd. Notes	3.450	04/10/22	180	180,415
Gtd. Notes	3.850	01/05/28	490	514,812
Gtd. Notes	4.350	01/17/27	180	192,696
Gtd. Notes	5.250	03/01/26	375	412,145
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,726,183

				8,671,421

Banks 9.4%

Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	200	194,743
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	9,635	9,431,218
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,672,265
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,630,108
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,821,792
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	428,287
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,555	1,745,333
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	347,533
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	102,081
Sub. Notes, MTN	4.000	01/22/25	800	843,574
Sub. Notes, MTN	4.450	03/03/26	1,500	1,620,956
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	458,405
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,848,328
Sr. Unsec’d. Notes	4.375	01/12/26	200	214,007
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	443,599
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	3,075	2,934,851
Sr. Unsec’d. Notes, 144A	1.675(ff)	06/30/27	1,425	1,373,253
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	1,385	1,315,441

See Notes to Financial Statements.

PGIM Core Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BNP Paribas SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A	2.219%(ff)	06/09/26	655	$649,121
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	438,258
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	1,073,984
Sub. Notes, 144A, MTN	4.375	09/28/25	710	753,720
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,654,378
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	650,661
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,716,484
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,372,099
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,374,885
Sr. Unsec’d. Notes	3.200	10/21/26	290	300,579
Sr. Unsec’d. Notes	3.400	05/01/26	350	367,660
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	188,092
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	515,298
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	710,380
Sub. Notes	4.400	06/10/25	4,000	4,261,467
Sub. Notes	4.450	09/29/27	840	913,455
Sub. Notes	4.600	03/09/26	945	1,024,425
Sub. Notes	4.750	05/18/46	460	532,401
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	1,350	1,288,620
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	1,030,520
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	548,168
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,739,502
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	903,843
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	371,113
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	1,710	1,657,342
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,530	1,495,393
Discover Bank,
Sr. Unsec’d. Notes	4.200	08/08/23	250	259,966
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	2,830	2,716,661
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,254,124
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,193,627
Sr. Unsec’d. Notes	3.500	01/23/25	75	77,974
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,278,810
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,674,818

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.850%	01/26/27	475	$501,215
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	134,930
Sub. Notes	4.250	10/21/25	250	267,139
Sub. Notes	5.150	05/22/45	335	407,553
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550	04/09/24	200	207,257
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29	1,790	1,866,413
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,830,462
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,953,869
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	215	205,982
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,495,340
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,964,494
Sr. Unsec’d. Notes	2.950	10/01/26	410	423,131
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	219,356
Sr. Unsec’d. Notes	3.625	05/13/24	875	915,355
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	389,137
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,843,489
Sub. Notes	2.956(ff)	05/13/31	1,855	1,844,573
Sub. Notes	3.875	09/10/24	375	394,086
Sub. Notes	4.250	10/01/27	375	408,995
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623	07/18/22	2,400	2,420,585
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,407,131
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	906,140
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	324,284
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	806,457
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	498,652
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	483,373
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,327,194
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,907,464
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,524,019
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	325,255
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	381,588
Sub. Notes, GMTN	4.350	09/08/26	3,800	4,108,448
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,766,263
Sr. Unsec’d. Notes	3.875	09/12/23	220	226,899
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	809,400

See Notes to Financial Statements.

PGIM Core Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488%(ff)	12/14/26	3,800	$3,622,259
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	1,335	1,275,653
State Bank of India (India),
Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	657,104
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,548,616
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.724(c)	09/30/24	2,340	2,336,870
Truist Bank,
Sub. Notes	2.250	03/11/30	2,840	2,748,336
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	570	575,503
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,193,919
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,700,966
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,944,733

				149,513,489

Beverages 0.8%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	206,851
Gtd. Notes	4.900	02/01/46	650	771,795
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	975	1,201,094
Gtd. Notes	5.550	01/23/49	900	1,161,595
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	2,775	2,784,840
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	501,690
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	973,613
Diageo Capital PLC (United Kingdom),
Gtd. Notes	2.125	04/29/32	1,665	1,591,110
Keurig Dr. Pepper, Inc.,
Gtd. Notes	3.200	05/01/30	2,600	2,676,277

				11,868,865

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.200%	02/21/27	2,000	$1,991,399
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	2.500	09/01/23	220	223,736
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes	2.800	09/15/50	460	396,924

				2,612,059

Building Materials 0.1%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	12/15/47	395	438,135
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	867,824
Owens Corning,
Sr. Unsec’d. Notes	4.400	01/30/48	825	915,556

				2,221,515

Chemicals 0.2%

International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A	3.268	11/15/40	350	339,245
LYB International Finance BV,
Gtd. Notes	4.000	07/15/23	142	147,048
LYB International Finance III LLC,
Gtd. Notes	4.200	05/01/50	1,070	1,148,268
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	43,895
Sr. Unsec’d. Notes	5.250	01/15/45	248	312,573
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	206,219
Gtd. Notes	6.500	09/27/28	400	423,076

				2,620,324

Commercial Services 0.6%

Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22	385	385,818
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	590,216
Gtd. Notes, 144A	3.300	10/15/22	750	761,878
Gtd. Notes, 144A	4.500	02/15/45	75	85,347
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A	2.750	03/08/30	1,735	1,734,670

See Notes to Financial Statements.

PGIM Core Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Global Payments, Inc.,
Sr. Unsec’d. Notes	2.650%	02/15/25	575	$581,366
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	700	815,789
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes	2.850	10/01/29	1,790	1,831,782
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	160	174,628
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	637	666,957
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017	3.394	02/15/48	365	402,939
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,281,155

				9,312,545

Computers 0.1%

Apple, Inc.,
Sr. Unsec’d. Notes	3.850	08/04/46	525	579,930
NetApp, Inc.,
Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,452,070

				2,032,000

Diversified Financial Services 0.4%

BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN	1.625	04/29/24	635	628,754
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,656,522
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,756,520
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	90,527
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608	07/14/31	565	538,696

				6,671,019

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 2.9%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN	2.000%	04/29/28	515	$497,999
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	830	954,704
Alabama Power Co.,
Sr. Unsec’d. Notes	2.800	04/01/25	75	77,026
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A	4.550	09/27/51	660	603,265
Ameren Illinois Co.,
First Mortgage	3.700	12/01/47	625	676,496
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,711,052
Sr. Unsec’d. Notes	3.350	05/15/50	485	460,658
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z	2.400	09/01/26	190	193,362
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	3.700	09/01/49	495	504,677
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29	305	305,898
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	42,120
First Mortgage	4.000	03/01/48	115	127,517
First Mortgage, Series 123	3.750	08/15/47	775	827,386
First Mortgage, Series 130	3.125	03/15/51	95	91,883
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	832,748
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	44,748
Consumers Energy Co.,
First Mortgage	3.250	08/15/46	155	156,967
Delmarva Power & Light Co.,
First Mortgage	4.150	05/15/45	60	66,226
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	56,376
DTE Electric Co.,
General Ref. Mortgage, Series A	4.050	05/15/48	370	423,847
DTE Energy Co.,
Sr. Unsec’d. Notes	2.850	10/01/26	350	358,642
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	147,922
Sr. Unsec’d. Notes	3.950	08/15/47	185	193,233

See Notes to Financial Statements.

PGIM Core Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Duke Energy Florida LLC,
First Mortgage	3.200%	01/15/27	600	$628,353
First Mortgage	3.400	10/01/46	185	183,580
First Mortgage	4.200	07/15/48	205	231,944
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,612,736
First Mortgage	3.700	10/15/46	75	79,856
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	75	78,314
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	664,215
Gtd. Notes, 144A	3.500	04/06/28	475	494,197
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	195,933
Entergy Arkansas LLC,
First Mortgage	2.650	06/15/51	2,220	1,959,455
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	260	262,304
Entergy Louisiana LLC,
Collateral Trust Bond	4.000	03/15/33	170	188,276
Entergy Texas, Inc.,
First Mortgage	4.500	03/30/39	1,000	1,123,301
Evergy, Inc.,
Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,156,137
Eversource Energy,
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	347,687
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	217	222,789
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	998,254
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250	05/01/30	240	255,768
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	255,643
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24	1,360	1,462,661
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	248,832
First Mortgage	4.250	07/15/49	350	408,304
Monongahela Power Co.,
First Mortgage, 144A	4.100	04/15/24	851	885,953
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	954,005

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000%	12/02/25	280	$274,661
Sr. Sec’d. Notes, 144A(a)	2.450	12/02/27	1,215	1,177,491
Ohio Power Co.,
Sr. Unsec’d. Notes	4.150	04/01/48	250	277,319
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25	60	61,763
PacifiCorp,
First Mortgage	2.700	09/15/30	890	894,002
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	169,881
First Mortgage	3.050	03/15/51	1,540	1,489,167
First Ref. Mortgage	4.800	10/15/43	120	144,010
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,491,050
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	235	227,105
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	265,092
First Mortgage, Series 34	3.200	03/01/50	720	709,997
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	372,433
First Mortgage, MTN	2.700	05/01/50	390	354,094
First Mortgage, MTN	3.200	05/15/29	1,265	1,326,717
First Mortgage, MTN	3.600	12/01/47	95	100,791
First Mortgage, MTN	3.700	05/01/28	590	636,307
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	1.600	08/15/30	1,155	1,045,702
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	1,132	1,094,803
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	420	474,054
Southern California Edison Co.,
First Mortgage	3.650	02/01/50	290	289,212
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	689,160
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	355	379,583
SP PowerAssets Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	486,209
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN	3.500	05/04/27	600	637,864

See Notes to Financial Statements.

PGIM Core Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Tucson Electric Power Co.,
Sr. Unsec’d. Notes	4.000%	06/15/50	1,315	$1,430,747
Union Electric Co.,
Sr. Sec’d. Notes	3.650	04/15/45	50	52,951
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	535	567,293
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,546,428
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes	3.050	10/15/27	535	551,674
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/26	510	533,285

				46,004,094

Electronics 0.1%

Trimble, Inc.,
Sr. Unsec’d. Notes	4.150	06/15/23	770	795,206

Engineering & Construction 0.1%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	800	809,082
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	208,262
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	558,338

				1,575,682

Foods 0.4%

Ahold Finance USA LLC (Netherlands),
Gtd. Notes	6.875	05/01/29	280	355,033
Campbell Soup Co.,
Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	2,104,732
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27	1,320	1,394,053
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	102	103,020
Gtd. Notes	4.875	10/01/49	900	1,027,044
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46	65	68,285
Mars, Inc.,
Gtd. Notes, 144A	3.950	04/01/49	580	663,007

				5,715,174

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.1%

Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875%	11/02/27	651	$677,781
Sr. Unsec’d. Notes	4.500	08/01/24	214	224,208
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	229,498

				1,131,487

Gas 0.3%

Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,208,086
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	4.100	09/01/47	305	332,851
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31	2,445	2,224,720
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	440	459,562
Southern Co. Gas Capital Corp.,
Gtd. Notes	2.450	10/01/23	555	563,862

				4,789,081

Healthcare-Products 0.0%

Medtronic, Inc.,
Gtd. Notes	4.375	03/15/35	235	274,952

Healthcare-Services 1.0%

Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	103,905
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	1,123,190
Sr. Unsec’d. Notes	6.750	12/15/37	170	237,181
AHS Hospital Corp.,
Unsec’d. Notes	5.024	07/01/45	200	260,436
Allina Health System,
Unsec’d. Notes, Series 2019	3.887	04/15/49	250	281,143
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	269,361
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	2,305,187
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.950	12/01/29	595	600,840

See Notes to Financial Statements.

PGIM Core Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015	4.200%	07/01/55	75	$91,651
MidMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	740	755,679
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,915,662
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	795	786,466
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,524,025
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	421,272
Unsec’d. Notes, Series H	2.746	10/01/26	40	41,177
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,924,522
Sr. Unsec’d. Notes	3.500	03/30/25	190	198,107
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes	3.949	07/01/46	175	199,892
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	450	510,141
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	1,127,115
Sr. Unsec’d. Notes	3.750	07/15/25	90	95,752

				15,772,704

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.700	04/01/26	35	36,691

Insurance 0.6%

American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	410	432,539
Sr. Unsec’d. Notes	4.500	07/16/44	410	475,983
Arch Capital Finance LLC,
Gtd. Notes	5.031	12/15/46	95	114,977
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43	100	123,248
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50	1,175	1,077,149
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,219,958

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950%	05/15/60	185	$191,468
Gtd. Notes, 144A	3.951	10/15/50	450	471,619
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	115	153,088
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,701,249
Sr. Unsec’d. Notes	3.625	03/30/23	400	409,134
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,435,069
Sr. Unsec’d. Notes	5.000	04/05/46	350	417,900
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	108,779
Gtd. Notes	4.300	11/15/46	140	166,054
Gtd. Notes	4.350	05/15/43	85	98,709
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	914,800
Sub. Notes, 144A	4.900	09/15/44	120	145,834
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	545	590,510

				10,248,067

Iron/Steel 0.4%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,929,659

Lodging 0.1%

Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,237,410
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	256,346

				1,493,756

Machinery-Construction & Mining 0.0%

Caterpillar, Inc.,
Sr. Unsec’d. Notes	2.600	04/09/30	735	747,919

Machinery-Diversified 0.0%

Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.875	03/01/25	115	118,678

See Notes to Financial Statements.

PGIM Core Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 1.2%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300%	02/01/32	445	$400,720
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,611,290
Sr. Sec’d. Notes	3.700	04/01/51	360	319,539
Sr. Sec’d. Notes(a)	3.900	06/01/52	1,690	1,549,624
Sr. Sec’d. Notes	4.800	03/01/50	335	343,597
Sr. Sec’d. Notes	5.375	05/01/47	530	584,994
Sr. Sec’d. Notes	6.384	10/23/35	2,480	3,037,628
Sr. Sec’d. Notes	6.484	10/23/45	400	503,434
Comcast Corp.,
Gtd. Notes	4.250	10/15/30	275	307,118
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,397,631
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	284,308
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	2,093,235
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47	1,777	2,048,208
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	150	169,271
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43	1,500	1,596,078

				19,246,675

Mining 0.4%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	190	245,979
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	5.710	11/15/23	1,140	1,207,153
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	801,291
Gtd. Notes	2.800	10/01/29	1,270	1,269,087
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	6.750	04/16/40	100	135,125
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31	3,120	2,971,680

				6,630,315

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National 0.0%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750%	01/06/23	185	$187,619
Sr. Unsec’d. Notes	3.250	02/11/22	95	95,044

				282,663

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	3,132,560

Oil & Gas 2.2%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	2,045	2,089,594
BP Capital Markets America, Inc.,
Gtd. Notes	3.790	02/06/24	855	892,407
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,498,482
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,330,490
Sr. Unsec’d. Notes	6.250	03/15/38	175	221,765
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.750	02/15/52	1,685	1,618,208
Sr. Unsec’d. Notes	5.400	06/15/47	384	462,149
Sr. Unsec’d. Notes	6.750	11/15/39	350	460,607
Sr. Unsec’d. Notes	6.800	09/15/37	200	263,816
Chevron USA, Inc.,
Gtd. Notes	3.900	11/15/24	425	449,050
ConocoPhillips,
Gtd. Notes, 144A(a)	3.750	10/01/27	2,000	2,136,691
Gtd. Notes, 144A	4.300	08/15/28	1,110	1,218,551
Gtd. Notes, 144A	4.875	10/01/47	55	68,517
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,300	2,368,497
Gtd. Notes	4.500	04/15/23	146	149,797
Gtd. Notes, 144A	2.268	11/15/26	330	319,704
Equinor ASA (Norway),
Gtd. Notes	2.375	05/22/30	1,110	1,096,355
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	211,852
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A	2.000	07/15/26	3,620	3,542,248
Gtd. Notes, 144A	3.100	07/15/31	770	750,890

See Notes to Financial Statements.

PGIM Core Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800%	04/01/28	380	$398,847
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	123,502
Sr. Unsec’d. Notes	7.875	09/15/31	250	315,346
Ovintiv Exploration, Inc.,
Gtd. Notes	5.625	07/01/24	2,585	2,786,827
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34	200	248,589
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	154	127,338
Gtd. Notes	6.490	01/23/27	1,048	1,095,722
Gtd. Notes	6.500	03/13/27	1,020	1,065,295
Gtd. Notes	7.690	01/23/50	398	369,145
Gtd. Notes, MTN	6.750	09/21/47	1,305	1,119,217
Gtd. Notes, MTN	6.875	08/04/26	870	932,523
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	2,298	2,219,209
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	1,050,378
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A	3.680	08/08/49	585	588,319
Valero Energy Corp.,
Sr. Unsec’d. Notes	3.400	09/15/26	220	228,955

				34,818,882

Oil & Gas Services 0.0%

Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	514,779

Packaging & Containers 0.5%

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,579,438
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,949,042
WRKCo, Inc.,
Gtd. Notes	4.650	03/15/26	560	613,140

				8,141,620

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600%	05/14/25	105	$109,834
Sr. Unsec’d. Notes	4.250	11/21/49	2,295	2,558,031
Sr. Unsec’d. Notes	4.500	05/14/35	550	625,005
Sr. Unsec’d. Notes	4.550	03/15/35	360	409,985
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,538,475
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	1,169,894
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes	3.250	03/01/25	55	57,029
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	115	129,457
Sr. Unsec’d. Notes	4.350	11/15/47	475	552,461
Sr. Unsec’d. Notes	5.000	08/15/45	175	218,869
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	270	280,152
Gtd. Notes	3.400	03/01/27	325	339,536
Gtd. Notes	4.375	10/15/28	1,950	2,145,464
Gtd. Notes	4.500	02/25/26	700	759,053
Sr. Unsec’d. Notes	2.400	03/15/30	6,145	5,933,669
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	345,304
Sr. Unsec’d. Notes	4.780	03/25/38	85	98,094
Sr. Unsec’d. Notes	5.125	07/20/45	465	566,042
Sr. Unsec’d. Notes	5.300	12/05/43	155	192,442
Johnson & Johnson,
Sr. Unsec’d. Notes	3.625	03/03/37	3,205	3,526,797
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	1,446,841
Gtd. Notes	5.400	11/29/43	860	1,007,590
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	225	229,444
Gtd. Notes	3.200	09/23/26	1,220	1,265,071
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	105	120,878
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	545	546,319
Gtd. Notes	4.000	06/22/50	375	370,168

				26,541,904

See Notes to Financial Statements.

PGIM Core Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines 1.9%

Boardwalk Pipelines LP,
Gtd. Notes	3.400%	02/15/31	1,300	$1,299,670
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	1,730	1,780,554
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	555	592,376
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,670,186
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	473,603
Sr. Unsec’d. Notes	5.000	05/15/50	565	613,217
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	2,005,845
Sr. Unsec’d. Notes	6.250	04/15/49	910	1,116,374
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	570	516,139
Gtd. Notes	3.700	01/31/51	445	437,442
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	03/15/45	275	270,722
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,626,317
Sr. Unsec’d. Notes	4.000	02/15/25	130	136,505
Sr. Unsec’d. Notes	4.500	04/15/38	270	289,250
Sr. Unsec’d. Notes	4.875	06/01/25	200	215,548
Sr. Unsec’d. Notes	5.200	03/01/47	5	5,775
Sr. Unsec’d. Notes	5.500	02/15/49	210	251,128
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	300	362,581
ONEOK, Inc.,
Gtd. Notes(a)	3.100	03/15/30	2,415	2,381,592
Gtd. Notes	4.450	09/01/49	1,000	1,039,805
Gtd. Notes	4.500	03/15/50	195	203,290
Gtd. Notes	4.950	07/13/47	85	93,552
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.150	12/15/29	5,000	5,049,170
Sr. Unsec’d. Notes	3.550	10/01/26	310	323,249
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	353,547
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	1,074,908
Sr. Unsec’d. Notes	4.700	06/15/44	170	169,733
Sr. Unsec’d. Notes	5.150	06/01/42	105	110,523

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Spectra Energy Partners LP,
Gtd. Notes	3.375%	10/15/26	140	$145,709
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	311,400
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	654,498
Sr. Unsec’d. Notes	4.600	03/15/48	500	570,917
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	665	665,568
Sr. Unsec’d. Notes	5.300	03/01/48	320	353,607
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	370,452
Sr. Unsec’d. Notes	4.300	03/04/24	325	340,067
Sr. Unsec’d. Notes	4.850	03/01/48	55	62,712
Sr. Unsec’d. Notes	5.400	03/04/44	400	471,536

				29,409,067

Real Estate 0.3%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,563,919

Real Estate Investment Trusts (REITs) 1.5%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes(a)	2.000	05/18/32	1,645	1,525,406
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,896,423
Corporate Office Properties LP,
Gtd. Notes	2.900	12/01/33	1,400	1,318,274
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	3,360	3,264,340
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	2.875	01/15/31	630	632,823
Prologis LP,
Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,491,286
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	294,979
Sr. Unsec’d. Notes	3.250	01/15/31	985	1,026,654
Simon Property Group LP,
Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,313,886

See Notes to Financial Statements.

PGIM Core Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Sun Communities Operating LP,
Gtd. Notes	2.300%	11/01/28	4,585	$4,424,527
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	775	792,716
Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,556,487

				23,537,801

Retail 0.5%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	940	986,526
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	620	563,939
Dollar General Corp.,
Sr. Unsec’d. Notes(a)	4.125	04/03/50	1,515	1,650,982
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	2.650	12/01/31	605	585,219
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,788,723
Ross Stores, Inc.,
Sr. Unsec’d. Notes(a)	1.875	04/15/31	3,350	3,105,955

				8,681,344

Semiconductors 0.8%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	1,442	1,369,175
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	2,040	1,935,915
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,825,934
Microchip Technology, Inc.,
Sr. Sec’d. Notes	2.670	09/01/23	4,000	4,059,078

				12,190,102

Software 0.4%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes(a)	2.250	03/01/31	2,870	2,717,159
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	173,041
Sr. Unsec’d. Notes	2.675	06/01/60	1,000	906,705
Sr. Unsec’d. Notes	3.041	03/17/62	335	327,746

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.400%	09/15/27	1,390	$1,314,778
ServiceNow, Inc.,
Sr. Unsec’d. Notes	1.400	09/01/30	1,655	1,477,975

				6,917,404

Telecommunications 1.4%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	228	214,453
Sr. Unsec’d. Notes	3.500	09/15/53	3,114	2,957,685
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,624,364
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	1,103,952
Sr. Unsec’d. Notes	4.300	02/15/30	170	186,811
Sr. Unsec’d. Notes	4.500	05/15/35	60	66,627
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27	3,000	3,039,587
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	3.000	02/15/41	640	578,355
Sr. Sec’d. Notes	3.875	04/15/30	4,780	5,020,588
Sr. Sec’d. Notes	4.375	04/15/40	380	408,958
Sr. Sec’d. Notes	4.500	04/15/50	505	552,706
Sr. Sec’d. Notes, 144A	2.700	03/15/32	1,485	1,423,055
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31	4,065	3,968,781
Sr. Unsec’d. Notes	4.500	08/10/33	290	328,621
Sr. Unsec’d. Notes	4.862	08/21/46	1,025	1,253,049

				22,727,592

Transportation 0.2%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	2.875	06/15/52	910	857,437
Kansas City Southern,
Gtd. Notes	3.500	05/01/50	1,585	1,601,383

				2,458,820

Water 0.2%

American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	1,580	1,595,668
Sr. Unsec’d. Notes	3.750	09/01/47	25	26,308
Sr. Unsec’d. Notes	4.000	12/01/46	145	157,774

See Notes to Financial Statements.

PGIM Core Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Water (cont’d.)

Essential Utilities, Inc.,
Sr. Unsec’d. Notes	2.704%	04/15/30	1,380	$1,368,384

				3,148,134

TOTAL CORPORATE BONDS
(cost $528,747,834)				526,701,603

MUNICIPAL BONDS 0.5%

Alabama 0.0%

Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	44,175

California 0.1%

Bay Area Toll Authority, Taxable, Revenue Bonds	2.574	04/01/31	1,405	1,424,654
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	300	380,205
University of California, Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	33,906
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	34,932

				1,873,697

Illinois 0.1%

State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	110	113,075
General Obligation Unlimited, Series D	5.000	11/01/22	895	922,820

				1,035,895

New Jersey 0.0%

New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	380,724

North Carolina 0.0%

North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.058(c)	07/25/36	665	662,708

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 0.1%

Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840%	09/01/50	745	$715,471
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	96,311
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	203,454

				1,015,236

Texas 0.2%

City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	775	1,047,640
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	996,651
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	603,822
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	357,119

				3,005,232

Virginia 0.0%

University of Virginia,
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	164,192

TOTAL MUNICIPAL BONDS
(cost $7,937,123)				8,181,859

RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.0%

Alternative Loan Trust,
Series 2003-J03, Class 2A1	6.250	12/25/33	2	2,337
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	126	108,175
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	04/25/28	10	10,360
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.708(c)	07/25/29	340	340,411
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31	1,339	1,339,279
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	1.050(c)	09/25/31	2,200	2,186,470
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	1.050(c)	09/25/31	1,600	1,594,132

See Notes to Financial Statements.

PGIM Core Bond Fund    43

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 0.000%)	1.750%(c)	01/26/32	3,810	$3,810,003
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.858(c)	08/29/22	3,034	3,022,212
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	1.950(c)	12/25/41	2,120	2,123,800
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-08, Class 5A1	6.500	04/25/33	1	1,226
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	1,139	1,135,597
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.908(c)	04/25/29	90	90,235
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	1.750(c)	10/25/33	4,525	4,524,998
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	1.600(c)	04/25/34	5,660	5,635,100
Fannie Mae REMICS,
Series 2012-134, Class ZC	2.500	12/25/42	2,649	2,710,390
Series 2014-11, Class VB	4.500	04/25/42	500	540,831
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	10/25/33	2,885	2,917,387
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)	0.700(c)	01/25/34	456	456,056
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34	310	310,972
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	0.900(c)	09/25/41	7,200	7,181,008
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	1.050(c)	01/25/42	2,140	2,141,146
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.858(c)	09/25/48	1	1,157
FHLMC Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	79	90,239
Freddie Mac REMICS,
Series 4249, Class GW	3.500	10/15/41	1,167	1,229,463
Series 4661, Class BV	3.500	12/15/36	962	969,182
Series 4710, Class KZ	3.500	08/15/47	1,111	1,163,454
Series 4739, Class Z	3.500	11/15/47	731	763,622

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000%	07/20/43	736	$757,834
Series 2015-124, Class VZ	3.500	09/20/45	4,991	5,347,208
Series 2016-46, Class JE	2.500	11/20/45	220	222,953
Series 2018-07, Class GA	3.000	02/20/47	285	289,851
GSR Mortgage Loan Trust,
Series 2005-AR06, Class 2A1	2.856(cc)	09/25/35	19	19,475
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.758(c)	05/25/29	61	60,712
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	1.300(c)	01/25/34	1,425	1,422,325
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	210	210,263
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	2,344	2,351,000
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	860	862,208
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	339	337,612
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	10/25/53	1,560	1,559,126
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.808(c)	02/25/55	2,100	2,087,913
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	3,305	3,222,875
Mortgage Repurchase Agreement Financing Trust,
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.104(c)	08/10/23	1,365	1,365,041
Series 2020-05, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.104(c)	08/10/23	7,180	7,180,216
Series 2021-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)	0.604(c)	03/10/22	3,400	3,400,153
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.604(c)	09/10/22	2,000	1,999,640
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.600%)	1.402(c)	09/15/22	8,410	8,397,617
Series 2021-09, 144A, 1 Month LIBOR + 1.300%^	1.399(c)	07/15/22	5,300	5,300,000
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.702(c)	02/16/22	4,433	4,425,392
MSG III Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	06/25/54	1,079	1,078,041
Series 2021-01, Class B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.008(c)	06/25/54	167	166,809

See Notes to Financial Statements.

PGIM Core Bond Fund    45

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MSG III Securitization Trust, (cont’d.)
Series 2021-01, Class C, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.208%(c)	06/25/54	141	$141,471
Series 2021-01, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.408(c)	06/25/54	59	59,118
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.858(c)	01/25/48	97	96,385
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.508(c)	07/25/29	19	18,651
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.650(c)	04/25/34	4,100	4,093,163
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.758(c)	06/25/57	198	197,539
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.923(c)	12/25/22	1,757	1,760,573
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.008(c)	02/27/24	2,993	3,041,866
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.808(c)	02/25/55	3,145	3,136,266
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.508(c)	03/25/28	17	17,278
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.058(c)	01/25/30	200	199,380
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA	3.500	08/25/58	843	869,481
Sequoia Mortgage Trust 10,
Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.760%)	0.864(c)	10/20/27	18	18,320
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.009(c)	04/11/22	3,500	3,496,265
Series 2021-08, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.909(c)	06/20/22	2,960	2,962,193
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)	0.603(c)	07/19/35	21	20,032

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Towd Point Mortgage Trust,
Series 2021-SJ01, Class A1, 144A	2.250%(cc)	07/25/68	3,239	$3,253,466
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	03/25/59	5,633	5,637,958
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.487(c)	06/25/42	30	29,546
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.487(c)	08/25/42	2	2,349
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.580% (Cap 10.500%, Floor 0.580%)	0.688(c)	10/25/45	245	245,800

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $128,194,778)				127,760,606

SOVEREIGN BONDS 0.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	885,977
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	541,503
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	435,342
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	303,825
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes(a)	3.500	01/11/28	1,420	1,493,413
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26	200	220,002
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	201,177
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	202,644
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22	400	401,709
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	412,690
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	937,045
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.500	04/16/50	200	205,424
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	701	678,705
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	172,709
Sr. Unsec’d. Notes	3.300	03/15/28	110	118,138
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	101,386

See Notes to Financial Statements.

PGIM Core Bond Fund    47

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN	7.140%	02/27/26	100	$120,377
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	345,537
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	477,858
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	467,330
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25	320	339,220
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	402,602
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	205,223
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	668,969
Sr. Unsec’d. Notes	5.100	06/18/50	60	74,660

TOTAL SOVEREIGN BONDS (cost $10,256,270)				10,413,465

U.S. GOVERNMENT AGENCY OBLIGATIONS 16.6%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	2,037	1,928,787
Federal Home Loan Mortgage Corp.	2.000	01/01/32	410	414,041
Federal Home Loan Mortgage Corp.	2.000	10/01/40	455	451,861
Federal Home Loan Mortgage Corp.	2.000	01/01/42	2,738	2,706,698
Federal Home Loan Mortgage Corp.	2.000	09/01/50	14,320	13,999,861
Federal Home Loan Mortgage Corp.	2.000	12/01/50	2,194	2,145,133
Federal Home Loan Mortgage Corp.	2.000	03/01/51	880	860,002
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,022	997,990
Federal Home Loan Mortgage Corp.	2.500	01/01/29	250	256,450
Federal Home Loan Mortgage Corp.	2.500	07/01/31	408	419,635
Federal Home Loan Mortgage Corp.	2.500	01/01/32	217	223,259
Federal Home Loan Mortgage Corp.	2.500	10/01/32	494	507,199
Federal Home Loan Mortgage Corp.	2.500	12/01/32	892	915,950
Federal Home Loan Mortgage Corp.	2.500	09/01/46	187	188,411
Federal Home Loan Mortgage Corp.	2.500	11/01/46	580	582,080
Federal Home Loan Mortgage Corp.	2.500	11/01/49	930	933,726
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,254	1,262,760
Federal Home Loan Mortgage Corp.	2.500	04/01/51	13,917	13,915,898
Federal Home Loan Mortgage Corp.	2.500	10/01/51	421	420,621
Federal Home Loan Mortgage Corp.	3.000	02/01/32	832	867,493
Federal Home Loan Mortgage Corp.	3.000	01/01/37	179	185,563
Federal Home Loan Mortgage Corp.	3.000	12/01/37	73	75,400
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,703	1,774,363
Federal Home Loan Mortgage Corp.	3.000	07/01/43	292	304,328
Federal Home Loan Mortgage Corp.	3.000	06/01/46	497	516,150
Federal Home Loan Mortgage Corp.	3.000	12/01/46	451	465,871

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	505		$522,702
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,984		3,058,724
Federal Home Loan Mortgage Corp.	3.000	06/01/50	706		723,785
Federal Home Loan Mortgage Corp.	3.500	11/01/37	165		173,521
Federal Home Loan Mortgage Corp.	3.500	06/01/42	217		230,661
Federal Home Loan Mortgage Corp.	3.500	06/01/42	246		261,320
Federal Home Loan Mortgage Corp.	3.500	07/01/42	232		246,401
Federal Home Loan Mortgage Corp.	3.500	09/01/42	283		300,299
Federal Home Loan Mortgage Corp.	3.500	10/01/42	356		377,536
Federal Home Loan Mortgage Corp.	3.500	06/01/43	145		153,302
Federal Home Loan Mortgage Corp.	3.500	05/01/45	193		204,189
Federal Home Loan Mortgage Corp.	3.500	01/01/47	145		152,918
Federal Home Loan Mortgage Corp.	3.500	02/01/47	318		336,745
Federal Home Loan Mortgage Corp.	3.500	11/01/47	218		229,041
Federal Home Loan Mortgage Corp.	3.500	08/01/48	91		94,878
Federal Home Loan Mortgage Corp.	3.500	10/01/48	354		369,985
Federal Home Loan Mortgage Corp.	4.000	12/01/40	70		75,779
Federal Home Loan Mortgage Corp.	4.000	01/01/41	239		257,512
Federal Home Loan Mortgage Corp.	4.000	04/01/42	233		253,042
Federal Home Loan Mortgage Corp.	4.000	10/01/45	127		137,099
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,884		2,039,437
Federal Home Loan Mortgage Corp.	4.000	05/01/46	121		130,629
Federal Home Loan Mortgage Corp.	4.000	08/01/46	158		169,307
Federal Home Loan Mortgage Corp.	4.000	11/01/47	119		127,052
Federal Home Loan Mortgage Corp.	4.000	04/01/48	184		195,274
Federal Home Loan Mortgage Corp.	4.000	05/01/48	194		204,937
Federal Home Loan Mortgage Corp.	4.000	07/01/48	360		382,230
Federal Home Loan Mortgage Corp.	4.500	06/01/42	81		88,419
Federal Home Loan Mortgage Corp.	4.500	09/01/44	103		113,129
Federal Home Loan Mortgage Corp.	4.500	07/01/45	268		294,237
Federal Home Loan Mortgage Corp.	4.500	04/01/47	1,090		1,175,001
Federal Home Loan Mortgage Corp.	4.500	07/01/47	115		123,982
Federal Home Loan Mortgage Corp.	4.500	07/01/47	252		271,785
Federal Home Loan Mortgage Corp.	4.500	11/01/47	478		514,388
Federal Home Loan Mortgage Corp.	4.500	02/01/48	146		156,882
Federal Home Loan Mortgage Corp.	4.500	07/01/48	324		346,337
Federal Home Loan Mortgage Corp.	5.000	08/01/40	210		235,869
Federal Home Loan Mortgage Corp.	5.000	12/01/47	196		213,715
Federal Home Loan Mortgage Corp.	5.000	02/01/48	321		353,432
Federal National Mortgage Assoc.,
Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 12.742%, Floor 5.723%)	5.724(c)	12/01/30	—	(r)	439
Cost of Funds for the 11th District of San Francisco + 2.000% (Cap 9.375%, Floor 2.000%)	2.375(c)	08/01/24	4		3,724
Federal National Mortgage Assoc.	0.875	08/05/30	1,735		1,594,129

See Notes to Financial Statements.

PGIM Core Bond Fund    49

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	1.500%	10/01/50	427	$404,028
Federal National Mortgage Assoc.	1.500	11/01/50	1,201	1,137,654
Federal National Mortgage Assoc.	1.500	12/01/50	4,553	4,312,372
Federal National Mortgage Assoc.	1.500	01/01/51	922	874,100
Federal National Mortgage Assoc.	1.625	01/07/25	1,040	1,046,225
Federal National Mortgage Assoc.	2.000	08/01/40	2,349	2,332,861
Federal National Mortgage Assoc.	2.000	02/01/41	2,209	2,196,708
Federal National Mortgage Assoc.	2.000	05/01/41	4,336	4,310,787
Federal National Mortgage Assoc.	2.000	10/01/50	13,765	13,457,605
Federal National Mortgage Assoc.	2.000	11/01/50	430	420,485
Federal National Mortgage Assoc.	2.000	01/01/51	3,676	3,595,302
Federal National Mortgage Assoc.	2.000	02/01/51	4,344	4,245,646
Federal National Mortgage Assoc.	2.000	03/01/51	501	489,391
Federal National Mortgage Assoc.	2.000	05/01/51	3,517	3,435,021
Federal National Mortgage Assoc.	2.000	09/01/51	1,559	1,521,921
Federal National Mortgage Assoc.	2.000	11/01/51	2,919	2,848,757
Federal National Mortgage Assoc.	2.375	01/19/23	180	182,689
Federal National Mortgage Assoc.	2.500	TBA	8,000	7,986,250
Federal National Mortgage Assoc.	2.500	TBA	15,000	14,937,238
Federal National Mortgage Assoc.	2.500	02/05/24(k)	645	661,689
Federal National Mortgage Assoc.	2.500	05/01/30	280	287,798
Federal National Mortgage Assoc.	2.500	04/01/31	805	828,772
Federal National Mortgage Assoc.	2.500	11/01/31	209	214,941
Federal National Mortgage Assoc.	2.500	02/01/43	80	80,391
Federal National Mortgage Assoc.	2.500	06/01/46	407	406,479
Federal National Mortgage Assoc.	2.500	09/01/46	190	191,027
Federal National Mortgage Assoc.	2.500	10/01/46	124	124,315
Federal National Mortgage Assoc.	2.500	10/01/46	213	213,404
Federal National Mortgage Assoc.	2.500	03/01/50	776	775,709
Federal National Mortgage Assoc.	2.500	08/01/50	4,988	4,984,148
Federal National Mortgage Assoc.	2.500	11/01/50	3,816	3,840,850
Federal National Mortgage Assoc.	2.500	12/01/50	379	378,710
Federal National Mortgage Assoc.	2.500	01/01/51	886	887,952
Federal National Mortgage Assoc.	2.500	04/01/51	6,862	6,857,969
Federal National Mortgage Assoc.	3.000	TBA	8,500	8,683,281
Federal National Mortgage Assoc.	3.000	06/01/30	154	160,172
Federal National Mortgage Assoc.	3.000	05/01/31	60	62,678
Federal National Mortgage Assoc.	3.000	12/01/31	177	184,333
Federal National Mortgage Assoc.	3.000	05/01/32	184	191,561
Federal National Mortgage Assoc.	3.000	09/01/32	73	75,685
Federal National Mortgage Assoc.	3.000	11/01/36	132	136,072
Federal National Mortgage Assoc.	3.000	10/01/42	168	175,095
Federal National Mortgage Assoc.	3.000	10/01/42	241	250,631
Federal National Mortgage Assoc.	3.000	02/01/43	228	237,754
Federal National Mortgage Assoc.	3.000	04/01/43	299	310,902

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	3.000%	06/01/43	354	$368,163
Federal National Mortgage Assoc.	3.000	12/01/45	531	552,920
Federal National Mortgage Assoc.	3.000	05/01/46	716	742,452
Federal National Mortgage Assoc.	3.000	09/01/46	649	676,230
Federal National Mortgage Assoc.	3.000	10/01/46	2,058	2,124,308
Federal National Mortgage Assoc.	3.000	11/01/46	749	772,705
Federal National Mortgage Assoc.	3.000	11/01/46	1,595	1,651,640
Federal National Mortgage Assoc.	3.000	03/01/47	546	565,202
Federal National Mortgage Assoc.	3.000	04/01/47	1,157	1,192,315
Federal National Mortgage Assoc.	3.000	12/01/49	2,875	2,940,246
Federal National Mortgage Assoc.	3.000	02/01/50	2,148	2,200,641
Federal National Mortgage Assoc.	3.000	03/01/50	514	525,677
Federal National Mortgage Assoc.	3.000	06/01/50	1,088	1,115,093
Federal National Mortgage Assoc.	3.500	TBA	6,000	6,251,250
Federal National Mortgage Assoc.	3.500	12/01/29	100	104,666
Federal National Mortgage Assoc.	3.500	12/01/30	84	88,420
Federal National Mortgage Assoc.	3.500	07/01/31	479	504,054
Federal National Mortgage Assoc.	3.500	08/01/31	323	338,680
Federal National Mortgage Assoc.	3.500	02/01/33	152	159,243
Federal National Mortgage Assoc.	3.500	05/01/33	63	66,290
Federal National Mortgage Assoc.	3.500	10/01/41	94	100,363
Federal National Mortgage Assoc.	3.500	04/01/42	196	208,051
Federal National Mortgage Assoc.	3.500	05/01/42	199	210,147
Federal National Mortgage Assoc.	3.500	05/01/42	1,251	1,328,151
Federal National Mortgage Assoc.	3.500	06/01/42	544	578,451
Federal National Mortgage Assoc.	3.500	10/01/42	287	304,054
Federal National Mortgage Assoc.	3.500	10/01/42	353	375,862
Federal National Mortgage Assoc.	3.500	10/01/42	600	634,693
Federal National Mortgage Assoc.	3.500	06/01/43	165	175,718
Federal National Mortgage Assoc.	3.500	06/01/45	190	201,888
Federal National Mortgage Assoc.	3.500	06/01/45	307	324,285
Federal National Mortgage Assoc.	3.500	09/01/45	274	290,390
Federal National Mortgage Assoc.	3.500	10/01/45	302	318,025
Federal National Mortgage Assoc.	3.500	01/01/46	101	106,714
Federal National Mortgage Assoc.	3.500	01/01/46	250	262,313
Federal National Mortgage Assoc.	3.500	04/01/46	2,731	2,879,355
Federal National Mortgage Assoc.	3.500	11/01/46	129	136,145
Federal National Mortgage Assoc.	3.500	06/01/47	430	452,095
Federal National Mortgage Assoc.	3.500	07/01/47	278	292,692
Federal National Mortgage Assoc.	3.500	07/01/47	1,267	1,345,859
Federal National Mortgage Assoc.	3.500	08/01/47	199	209,216
Federal National Mortgage Assoc.	3.500	09/01/47	344	360,783
Federal National Mortgage Assoc.	3.500	10/01/47	1,214	1,275,457
Federal National Mortgage Assoc.	3.500	11/01/47	1,135	1,191,287
Federal National Mortgage Assoc.	3.500	01/01/48	203	211,689

See Notes to Financial Statements.

PGIM Core Bond Fund    51

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	3.500%	01/01/48	320	$336,377
Federal National Mortgage Assoc.	3.500	01/01/48	4,166	4,359,354
Federal National Mortgage Assoc.	3.500	04/01/48	567	594,250
Federal National Mortgage Assoc.	3.500	08/01/48	453	473,243
Federal National Mortgage Assoc.	3.500	10/01/48	305	318,536
Federal National Mortgage Assoc.	3.500	11/01/48	224	234,990
Federal National Mortgage Assoc.	4.000	09/01/40	160	172,921
Federal National Mortgage Assoc.	4.000	11/01/40	683	739,746
Federal National Mortgage Assoc.	4.000	02/01/41	273	295,416
Federal National Mortgage Assoc.	4.000	02/01/41	416	450,507
Federal National Mortgage Assoc.	4.000	12/01/41	273	295,409
Federal National Mortgage Assoc.	4.000	10/01/43	221	239,862
Federal National Mortgage Assoc.	4.000	09/01/44	113	121,508
Federal National Mortgage Assoc.	4.000	10/01/44	280	303,299
Federal National Mortgage Assoc.	4.000	12/01/45	98	105,302
Federal National Mortgage Assoc.	4.000	04/01/46	101	108,644
Federal National Mortgage Assoc.	4.000	08/01/46	153	164,012
Federal National Mortgage Assoc.	4.000	09/01/46	1,158	1,252,723
Federal National Mortgage Assoc.	4.000	02/01/47	455	484,196
Federal National Mortgage Assoc.	4.000	03/01/47	589	623,018
Federal National Mortgage Assoc.	4.000	06/01/47	356	378,777
Federal National Mortgage Assoc.	4.000	10/01/47	117	124,646
Federal National Mortgage Assoc.	4.000	11/01/47	227	241,688
Federal National Mortgage Assoc.	4.000	12/01/47	240	255,269
Federal National Mortgage Assoc.	4.000	02/01/48	226	239,500
Federal National Mortgage Assoc.	4.000	09/01/48	1,790	1,893,523
Federal National Mortgage Assoc.	4.000	10/01/48	331	358,617
Federal National Mortgage Assoc.	4.000	03/01/49	904	956,400
Federal National Mortgage Assoc.	4.000	03/01/49	1,430	1,510,189
Federal National Mortgage Assoc.	4.000	07/01/49	312	329,156
Federal National Mortgage Assoc.	4.500	08/01/40	76	83,034
Federal National Mortgage Assoc.	4.500	04/01/41	89	97,301
Federal National Mortgage Assoc.	4.500	06/01/41	207	225,582
Federal National Mortgage Assoc.	4.500	08/01/41	105	114,747
Federal National Mortgage Assoc.	4.500	08/01/41	325	356,019
Federal National Mortgage Assoc.	4.500	08/01/44	235	256,983
Federal National Mortgage Assoc.	4.500	01/01/45	141	155,212
Federal National Mortgage Assoc.	4.500	11/01/47	166	178,262
Federal National Mortgage Assoc.	4.500	06/01/48	253	269,937
Federal National Mortgage Assoc.	4.500	07/01/48	2,131	2,273,742
Federal National Mortgage Assoc.	4.500	12/01/48	208	222,719
Federal National Mortgage Assoc.	4.500	02/01/49	69	74,028
Federal National Mortgage Assoc.	5.000	09/01/30	20	21,552
Federal National Mortgage Assoc.	5.000	10/01/40	145	161,154
Federal National Mortgage Assoc.	5.000	03/01/42	285	319,680

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	5.000%	10/01/47	244	$267,902
Federal National Mortgage Assoc.	5.000	01/01/48	52	57,388
Federal National Mortgage Assoc.	5.500	01/01/40	105	118,398
Federal National Mortgage Assoc.	6.000	10/01/36	70	80,379
Federal National Mortgage Assoc.	6.000	07/01/41	75	85,108
Federal National Mortgage Assoc.	6.625	11/15/30(k)	485	668,444
Federal National Mortgage Assoc.	7.125	01/15/30(k)	80	111,202
Government National Mortgage Assoc.	2.000	03/20/51	1,346	1,332,345
Government National Mortgage Assoc.	2.000	07/20/51	533	527,800
Government National Mortgage Assoc.	2.500	12/20/46	321	325,586
Government National Mortgage Assoc.	2.500	05/20/51	1,407	1,417,261
Government National Mortgage Assoc.	2.500	08/20/51	1,170	1,179,339
Government National Mortgage Assoc.	3.000	07/20/42	478	496,259
Government National Mortgage Assoc.	3.000	03/20/43	316	327,676
Government National Mortgage Assoc.	3.000	08/20/43	60	62,280
Government National Mortgage Assoc.	3.000	09/20/43	117	121,874
Government National Mortgage Assoc.	3.000	01/20/44	109	113,519
Government National Mortgage Assoc.	3.000	05/20/45	117	121,622
Government National Mortgage Assoc.	3.000	08/15/45	137	141,809
Government National Mortgage Assoc.	3.000	05/20/46	729	753,138
Government National Mortgage Assoc.	3.000	07/20/46	1,167	1,205,662
Government National Mortgage Assoc.	3.000	08/20/46	63	65,499
Government National Mortgage Assoc.	3.000	10/20/46	364	376,584
Government National Mortgage Assoc.	3.000	03/20/47	749	773,832
Government National Mortgage Assoc.	3.000	01/20/48	96	99,141
Government National Mortgage Assoc.	3.000	08/20/48	1,664	1,710,506
Government National Mortgage Assoc.	3.000	07/20/49	566	580,624
Government National Mortgage Assoc.	3.000	09/20/49	694	711,382
Government National Mortgage Assoc.	3.000	12/20/49	764	783,262
Government National Mortgage Assoc.	3.000	01/20/50	1,166	1,195,598
Government National Mortgage Assoc.	3.500	01/15/42	79	83,856
Government National Mortgage Assoc.	3.500	12/20/42	229	243,969
Government National Mortgage Assoc.	3.500	01/20/43	340	362,714
Government National Mortgage Assoc.	3.500	02/20/43	153	162,916
Government National Mortgage Assoc.	3.500	08/20/43	551	587,058
Government National Mortgage Assoc.	3.500	10/20/43	731	778,236
Government National Mortgage Assoc.	3.500	03/20/45	78	82,211
Government National Mortgage Assoc.	3.500	04/20/45	442	465,760
Government National Mortgage Assoc.	3.500	04/20/46	849	892,117
Government National Mortgage Assoc.	3.500	07/20/46	528	553,784
Government National Mortgage Assoc.	3.500	10/20/46	1,032	1,082,267
Government National Mortgage Assoc.	3.500	12/20/46	1,005	1,052,432
Government National Mortgage Assoc.	3.500	01/20/47	296	310,024
Government National Mortgage Assoc.	3.500	05/20/47	572	598,383
Government National Mortgage Assoc.	3.500	10/20/47	200	210,232

See Notes to Financial Statements.

PGIM Core Bond Fund    53

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	3.500%	11/20/47	1,027	$1,074,875
Government National Mortgage Assoc.	3.500	01/20/48	284	294,975
Government National Mortgage Assoc.	3.500	10/20/48	172	179,745
Government National Mortgage Assoc.	3.500	11/20/48	333	346,076
Government National Mortgage Assoc.	3.500	12/20/48	121	126,312
Government National Mortgage Assoc.	3.500	02/20/49	281	293,647
Government National Mortgage Assoc.	3.500	05/20/49	463	480,136
Government National Mortgage Assoc.	3.500	06/20/49	403	417,443
Government National Mortgage Assoc.	4.000	12/20/40	177	190,661
Government National Mortgage Assoc.	4.000	06/20/41	73	78,590
Government National Mortgage Assoc.	4.000	11/15/41	103	113,355
Government National Mortgage Assoc.	4.000	12/20/42	178	192,010
Government National Mortgage Assoc.	4.000	04/20/43	122	130,907
Government National Mortgage Assoc.	4.000	10/20/43	106	113,535
Government National Mortgage Assoc.	4.000	12/20/43	234	251,969
Government National Mortgage Assoc.	4.000	09/20/44	136	145,899
Government National Mortgage Assoc.	4.000	08/20/45	231	247,744
Government National Mortgage Assoc.	4.000	10/20/45	107	113,338
Government National Mortgage Assoc.	4.000	03/20/46	213	224,929
Government National Mortgage Assoc.	4.000	11/20/46	158	167,032
Government National Mortgage Assoc.	4.000	03/20/47	143	150,988
Government National Mortgage Assoc.	4.000	05/20/47	227	240,434
Government National Mortgage Assoc.	4.000	07/20/47	916	969,406
Government National Mortgage Assoc.	4.000	11/20/47	615	652,206
Government National Mortgage Assoc.	4.000	12/20/47	142	149,955
Government National Mortgage Assoc.	4.000	06/20/48	1,996	2,099,743
Government National Mortgage Assoc.	4.000	07/20/48	276	290,764
Government National Mortgage Assoc.	4.000	08/20/48	97	102,403
Government National Mortgage Assoc.	4.000	09/20/48	242	254,814
Government National Mortgage Assoc.	4.000	11/20/48	101	106,347
Government National Mortgage Assoc.	4.000	01/20/49	125	132,251
Government National Mortgage Assoc.	4.000	02/20/49	257	269,738
Government National Mortgage Assoc.	4.000	03/20/49	158	166,074
Government National Mortgage Assoc.	4.500	12/20/41	382	424,608
Government National Mortgage Assoc.	4.500	10/20/43	57	63,219
Government National Mortgage Assoc.	4.500	01/20/44	77	84,668
Government National Mortgage Assoc.	4.500	04/20/44	258	283,750
Government National Mortgage Assoc.	4.500	03/20/45	63	69,414
Government National Mortgage Assoc.	4.500	07/20/46	135	147,459
Government National Mortgage Assoc.	4.500	08/20/46	117	127,946
Government National Mortgage Assoc.	4.500	11/20/46	103	113,591
Government National Mortgage Assoc.	4.500	01/20/47	655	713,344
Government National Mortgage Assoc.	4.500	01/20/48	92	98,288
Government National Mortgage Assoc.	4.500	02/20/48	593	632,313
Government National Mortgage Assoc.	4.500	03/20/48	61	64,528

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%	07/20/48	101	$106,570
Government National Mortgage Assoc.	4.500	08/20/48	37	39,180
Government National Mortgage Assoc.	4.500	12/20/48	185	195,134
Government National Mortgage Assoc.	5.000	10/20/37	6	7,194
Government National Mortgage Assoc.	5.000	09/20/40	73	82,878
Government National Mortgage Assoc.	5.000	04/20/45	40	45,611
Government National Mortgage Assoc.	5.000	08/20/45	148	164,950
Government National Mortgage Assoc.	6.000	12/15/39	104	119,582
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	617,806

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $264,804,599)				262,883,281

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds	1.375	11/15/40(h)	9,945	8,718,968
U.S. Treasury Bonds	1.750	08/15/41	9,990	9,304,748
U.S. Treasury Bonds	2.000	11/15/41	2,640	2,566,575
U.S. Treasury Bonds	2.000	08/15/51	6,760	6,595,225
U.S. Treasury Bonds	2.250	05/15/41	31,330	31,697,148
U.S. Treasury Bonds	3.125	08/15/44(k)	2,240	2,612,050
U.S. Treasury Notes	0.125	01/15/24(k)	155	151,882
U.S. Treasury Notes	0.750	04/30/26	375	362,373
U.S. Treasury Notes	1.500	01/31/27	430	427,716
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	257,332
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	754,904
U.S. Treasury Strips Coupon	2.062(s)	05/15/41	34,830	22,317,051
U.S. Treasury Strips Coupon	2.222(s)	02/15/41	1,590	1,026,357
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	745,801
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	963,774
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	3,590	2,203,643
U.S. Treasury Strips Coupon	2.346(s)	11/15/40	510	331,540
U.S. Treasury Strips Coupon	2.394(s)	11/15/43(k)	2,087	1,260,108
U.S. Treasury Strips Coupon	2.434(s)	11/15/42(k)	16,395	10,114,947
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	332,736
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	415	239,111
U.S. Treasury Strips Coupon	2.524(s)	11/15/39(k)	280	188,202

TOTAL U.S. TREASURY OBLIGATIONS (cost $106,221,026)				103,172,191

TOTAL LONG-TERM INVESTMENTS (cost $1,585,783,543)				1,576,586,085

See Notes to Financial Statements.

PGIM Core Bond Fund    55

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUND 1.3%
PGIM Institutional Money Market Fund (cost $20,657,665; includes $20,656,412 of cash collateral for securities on loan)(b)(wa)	20,677,910	$20,663,435

UNAFFILIATED FUND 2.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $37,093,727)	37,093,727	37,093,727

OPTIONS PURCHASED*~ 0.0% (cost $97,527)		120,632

TOTAL SHORT-TERM INVESTMENTS (cost $57,848,919)		57,877,794

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $1,643,632,462)		1,634,463,879

OPTIONS WRITTEN*~ (0.0)% (premiums received $99,472)		(26,166)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.0% (cost $1,643,532,990)		1,634,437,713
Liabilities in excess of other assets(z) (3.0)%		(47,445,466)

NET ASSETS 100.0%		$ 1,586,992,247

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

CBOE—Chicago Board Options Exchange

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMT—Constant Maturity Treasury

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MTN—Medium Term Note

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

See Notes to Financial Statements.

56

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMICS—Real Estate Mortgage Investment Conduit Security

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,305,075 and 0.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,169,885; cash collateral of $20,656,412 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	11,440	$—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	10,840	—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	10,780	—

See Notes to Financial Statements.

PGIM Core Bond Fund    57

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	5,420	$—
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	16,440	1
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	02/16/22	0.58%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	11,440	25,128
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International Put PLC	02/16/22	0.58%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	10,840	23,810
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International Put PLC	02/16/22	0.58%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	10,780	23,678
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	5,420	11,905
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.58%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	16,440	36,110

Total Options Purchased (cost $97,527)								$120,632

Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	02/16/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	11,440	$(1,383)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	10,840	(1,310)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	10,780	(1,303)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	5,420	(655)
CDX.NA.IG.37.V1, 12/20/26	Call	Morgan Stanley & Co. International PLC	02/16/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	16,440	(1,987)

See Notes to Financial Statements.

58

Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.73%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	10,780	$(4,391)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	11,440	(3,671)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	10,840	(3,479)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	5,420	(1,739)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	02/16/22	0.75%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	16,440	(5,276)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	7,150	(361)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	(611)

Total Options Written (premiums received $99,472)								$(26,166)

Futures contracts outstanding at January 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
747	2 Year U.S. Treasury Notes	Mar. 2022	$161,842,219	$(1,198,798)
1,330	5 Year U.S. Treasury Notes	Mar. 2022	158,540,163	(1,770,093)
159	10 Year U.S. Treasury Notes	Mar. 2022	20,347,031	11,591
467	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	88,233,813	(2,620,919)

				(5,578,219)

Short Positions:
394	10 Year U.S. Ultra Treasury Notes	Mar. 2022	56,274,283	433,033
189	20 Year U.S. Treasury Bonds	Mar. 2022	29,413,125	938,008

				1,371,041

				$(4,207,178)

See Notes to Financial Statements.

PGIM Core Bond Fund    59

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Credit default swap agreement outstanding at January 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	02/14/22	0.500%(M	)	7,150	*	$3,078	$(894)	$3,972	Goldman Sachs International
GS_21-PJA	02/14/22	0.250%(M	)	13,790	*	2,969	(862)	3,831	Goldman Sachs International

						$6,047	$(1,756)	$7,803

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M	)	1,924	*	$(36,932)	$(22,739)	$(14,193)	Morgan Stanley & Co. International PLC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

60

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at January 31, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreement:
21,870	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$(64,194)	$(1,680,911)	$(1,616,717)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreement	$—	$(24,495)	$7,803	$(14,193)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$5,047,624

See Notes to Financial Statements.

PGIM Core Bond Fund    61

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles.	$—	$83,899,459	$—
Collateralized Loan Obligations	—	193,182,606	—
Consumer Loans	—	11,118,127	—
Credit Cards	—	2,356,012	—
Equipment	—	3,062,393	—
Home Equity Loans	—	436,522	—
Manufactured Housing	—	547,407	—
Other	—	2,577,991	—
Residential Mortgage-Backed Securities	—	3,544,652	—
Student Loans	—	12,551,204	—
Commercial Mortgage-Backed Securities	—	224,196,707	—
Corporate Bonds	—	526,701,603	—
Municipal Bonds	—	8,181,859	—
Residential Mortgage-Backed Securities	—	122,460,606	5,300,000
Sovereign Bonds	—	10,413,465	—
U.S. Government Agency Obligations	—	262,883,281	—
U.S. Treasury Obligations	—	103,172,191	—
Short-Term Investments
Affiliated Mutual Fund	20,663,435	—	—
Unaffiliated Fund	37,093,727	—	—
Options Purchased	—	120,632	—

Total	$57,757,162	$1,571,406,717	$5,300,000

Liabilities
Options Written	$—	$(25,194)	$(972)

Other Financial Instruments*
Assets
Futures Contracts	$1,382,632	$—	$—
OTC Credit Default Swap Agreements	—	—	6,047

Total	$1,382,632	$—	$6,047

See Notes to Financial Statements.

62

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(5,589,810)	$—	$—
OTC Credit Default Swap Agreement	—	(36,932)	—
Centrally Cleared Inflation Swap Agreement	—	(1,616,717)	—

Total	$(5,589,810)	$(1,653,649)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

U.S. Government Agency Obligations	16.6%
Commercial Mortgage-Backed Securities	14.1
Collateralized Loan Obligations	12.2
Banks	9.4
Residential Mortgage-Backed Securities	8.2
U.S. Treasury Obligations	6.5
Automobiles	5.3
Electric	2.9
Unaffiliated Fund	2.4
Oil & Gas	2.2
Pipelines	1.9
Pharmaceuticals	1.7
Real Estate Investment Trusts (REITs)	1.5
Telecommunications	1.4
Affiliated Mutual Fund (1.3% represents investments purchased with collateral from securities on loan)	1.3
Media	1.2
Healthcare-Services	1.0
Aerospace & Defense	0.8
Student Loans	0.8
Semiconductors	0.8
Beverages	0.8
Consumer Loans	0.7
Sovereign Bonds	0.7
Insurance	0.6
Commercial Services	0.6
Retail	0.5
Auto Manufacturers	0.5
Municipal Bonds	0.5

Packaging & Containers	0.5%
Software	0.4
Diversified Financial Services	0.4
Mining	0.4
Agriculture	0.4
Iron/Steel	0.4
Foods	0.4
Gas	0.3
Real Estate	0.3
Airlines	0.3
Water	0.2
Office/Business Equipment	0.2
Equipment	0.2
Chemicals	0.2
Biotechnology	0.2
Other	0.2
Transportation	0.2
Credit Cards	0.1
Building Materials	0.1
Computers	0.1
Engineering & Construction	0.1
Lodging	0.1
Forest Products & Paper	0.1
Electronics	0.1
Machinery-Construction & Mining	0.0	*
Manufactured Housing	0.0	*
Oil & Gas Services	0.0	*
Home Equity Loans	0.0	*
Multi-National	0.0	*
Healthcare-Products	0.0	*

See Notes to Financial Statements.

PGIM Core Bond Fund    63

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Options Purchased	0.0	*%
Machinery-Diversified	0.0	*
Housewares	0.0	*

	103.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Premiums received for OTC swap agreements	$24,495
Credit contracts	Unaffiliated investments	120,632		Options written outstanding, at value	26,166
Credit contracts	Unrealized appreciation on OTC swap agreements	7,803		Unrealized depreciation on OTC swap agreements	14,193
Interest rate contracts	Due from/to broker-variation margin futures	1,382,632	*	Due from/to broker-variation margin futures	5,589,810	*
Interest rate contracts	—	—		Due from/to broker-variation margin swaps	1,616,717	*

		$1,511,067			$7,271,381

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

64

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$47,311
Interest rate contracts	646,336	(1,523,068)

Total	$646,336	$(1,475,757)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps

Credit contracts	$23,105	$75,562	$—	$(5,142)
Interest rate contracts	—	—	(7,136,240)	100,673

Total	$23,105	$75,562	$(7,136,240)	$95,531

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended January 31, 2022, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)

$32,509	$52,786,667	$372,945,118	$85,005,090

Inflation Swap Agreements(2)

$35,100,000

Credit Default Swap Agreements— Sell Protection(2)

$20,214,622

(1)	Cost.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2022.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar

See Notes to Financial Statements.

PGIM Core Bond Fund    65

Schedule of Investments   (unaudited) (continued)

as of January 31, 2022

agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/( Received)(2)	Net Amount

Securities on Loan	$20,169,885	$(20,169,885)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP Paribas S.A.	$25,128	$(5,054)	$20,074	$—	$20,074
Goldman Sachs International	7,803	(2,728)	5,075	—	5,075
Morgan Stanley & Co. International PLC	95,504	(57,072)	38,432	—	38,432

	$128,435	$(64,854)	$63,581	$—	$63,581

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

66

Statement of Assets and Liabilities   (unaudited)

as of January 31, 2022

Assets

Investments at value, including securities on loan of $20,169,885:
Unaffiliated investments (cost $1,622,974,797)	$1,613,800,444
Affiliated investments (cost $20,657,665)	20,663,435
Cash	2,000,783
Receivable for investments sold	51,439,582
Dividends and interest receivable	6,377,805
Receivable for Fund shares sold	3,961,751
Unrealized appreciation on OTC swap agreements	7,803
Due from broker—variation margin swaps	6,304
Prepaid expenses	5,846

Total Assets	1,698,263,753

Liabilities

Payable for investments purchased	83,474,524
Payable to broker for collateral for securities on loan	20,656,412
Payable for Fund shares purchased	6,034,356
Accrued expenses and other liabilities	436,072
Management fee payable	374,272
Due to broker—variation margin futures	179,446
Distribution fee payable	43,121
Options written outstanding, at value (premiums received $99,472)	26,166
Premiums received for OTC swap agreements	24,495
Unrealized depreciation on OTC swap agreements	14,193
Affiliated transfer agent fee payable	4,576
Dividends payable	3,873

Total Liabilities	111,271,506

Net Assets	$1,586,992,247

Net assets were comprised of:
Shares of beneficial interest, at par	$157,557
Paid-in capital in excess of par	1,614,029,649
Total distributable earnings (loss)	(27,194,959)

Net assets, January 31, 2022	$1,586,992,247

See Notes to Financial Statements.

PGIM Core Bond Fund    67

Statement of Assets and Liabilities   (unaudited)

as of January 31, 2022

Class A

Net asset value and redemption price per share, ($173,211,140 ÷ 17,199,736 shares of beneficial interest issued and outstanding)	$10.07

Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.41

Class C

Net asset value, offering price and redemption price per share, ($6,294,890 ÷ 624,678 shares of beneficial interest issued and outstanding)	$10.08

Class R

Net asset value, offering price and redemption price per share, ($19,905 ÷ 1,977 shares of beneficial interest issued and outstanding)	$10.07

Class Z

Net asset value, offering price and redemption price per share, ($260,262,305 ÷ 25,839,047 shares of beneficial interest issued and outstanding)	$10.07

Class R6

Net asset value, offering price and redemption price per share, ($1,147,204,007 ÷ 113,891,063 shares of beneficial interest issued and outstanding)	$10.07

See Notes to Financial Statements.

68

Statement of Operations   (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income

Interest income	$15,765,156

Affiliated dividend income	39,198

Income from securities lending, net (including affiliated income of $4,566)	6,086

Unaffiliated dividend income	553

Total income	15,810,993

Expenses

Management fee	2,461,033

Distribution fee(a)	294,599

Transfer agent’s fees and expenses (including affiliated expense of $21,136)(a)	224,467

Registration fees(a)	70,714

Custodian and accounting fees	64,238

Shareholders’ reports	43,747

Audit fee	32,767

Legal fees and expenses	12,717

Trustees’ fees	12,631

SEC registration fees	3,306

Miscellaneous	17,020

Total expenses	3,237,239

Less: Fee waiver and/or expense reimbursement(a)	(366,484)
Distribution fee waiver(a)	(26)

Net expenses	2,870,729

Net investment income (loss)	12,940,264

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $(755))	1,189,504
Futures transactions	646,336
Swap agreement transactions	(1,475,757)

360,083

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(884))	(58,684,231)
Futures	(7,136,240)
Options written	75,562
Swap agreements	95,531

(65,649,378)

Net gain (loss) on investment transactions	(65,289,295)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(52,349,031)

See Notes to Financial Statements.

PGIM Core Bond Fund    69

Statement of Operations   (unaudited)

Six Months Ended January 31, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	258,423	36,099	77	—	—
Transfer agent’s fees and expenses	74,981	4,082	49	140,820	4,535
Registration fees	19,188	5,093	4,082	15,491	26,860
Fee waiver and/or expense reimbursement	(24,279)	(5,435)	(4,118)	(178,224)	(154,428)
Distribution fee waiver	—	—	(26)	—	—

See Notes to Financial Statements.

70

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$12,940,264	$22,651,488

Net realized gain (loss) on investment transactions	360,083	(80,222)

Net change in unrealized appreciation (depreciation) on investments	(65,649,378)	(15,521,962)

Net increase (decrease) in net assets resulting from operations	(52,349,031)	7,049,304

Dividends and Distributions

Distributions from distributable earnings
Class A	(1,792,279)	(5,023,890)
Class C	(34,376)	(146,985)
Class R	(148)	(400)
Class Z	(2,859,207)	(8,050,921)
Class R6	(10,779,286)	(23,683,618)

	(15,465,296)	(36,905,814)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	390,935,297	599,342,272
Net asset value of shares issued in reinvestment of dividends and distributions	15,369,835	36,373,088
Cost of shares purchased	(196,923,315)	(349,563,334)

Net increase (decrease) in net assets from Fund share transactions	209,381,817	286,152,026

Total increase (decrease)	141,567,490	256,295,516

Net Assets:

Beginning of period	1,445,424,757	1,189,129,241

End of period	$1,586,992,247	$1,445,424,757

See Notes to Financial Statements.

PGIM Core Bond Fund    71

Financial Highlights   (unaudited)

Class A Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.53		$10.78	$10.09		$9.63	$9.99	$10.22
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.15	0.21		0.26	0.22	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.44)		(0.13)	0.74		0.49	(0.33)	(0.20)
Total from investment operations	(0.37)		0.02	0.95		0.75	(0.11)	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.20)	(0.26)		(0.29)	(0.25)	(0.21)
Distributions from net realized gains	-		(0.07)	(-	)(b)	-	-	-
Total dividends and distributions	(0.09)		(0.27)	(0.26)		(0.29)	(0.25)	(0.21)
Net asset value, end of period	$10.07		$10.53	$10.78		$10.09	$9.63	$9.99
Total Return(c):	(3.53)%		0.17%	9.50%		7.90%	(1.14)%	(0.13)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$173,211		$216,235	$181,510		$75,923	$53,967	$43,489
Average net assets (000)	$205,053		$202,963	$119,286		$59,735	$48,790	$38,131
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.66	%(f)	0.66%	0.70%		0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.68	%(f)	0.69%	0.75%		0.82%	0.84%	0.89%
Net investment income (loss)	1.40	%(f)	1.42%	2.01%		2.66%	2.23%	1.77%
Portfolio turnover rate(g)(h)	70%		117%	90%		69%	172%	314%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

72

Class C Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.53		$10.79	$10.10		$9.64	$9.99	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.07	0.13		0.19	0.14	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)		(0.15)	0.74		0.48	(0.32)	(0.20)
Total from investment operations	(0.40)		(0.08)	0.87		0.67	(0.18)	(0.10)
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.18)		(0.21)	(0.17)	(0.14)
Distributions from net realized gains	-		(0.07)	(-	)(b)	-	-	-
Total dividends and distributions	(0.05)		(0.18)	(0.18)		(0.21)	(0.17)	(0.14)
Net asset value, end of period	$10.08		$10.53	$10.79		$10.10	$9.64	$9.99
Total Return(c):	(3.81)%		(0.71)%	8.68%		7.09%	(1.78)%	(0.98)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,295		$7,664	$8,596		$4,042	$3,530	$3,486
Average net assets (000)	$7,161		$8,268	$6,244		$3,593	$3,635	$3,009
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45	%(f)	1.45%	1.45%		1.45%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.60	%(f)	1.60%	1.78%		1.95%	1.99%	1.64%
Net investment income (loss)	0.62	%(f)	0.64%	1.25%		1.91%	1.47%	0.98%
Portfolio turnover rate(g)(h)	70%		117%	90%		69%	172%	314%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund    73

Financial Highlights   (unaudited) (continued)

Class R Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.52		$10.78	$10.09		$9.63	$9.99	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.12	0.19		0.23	0.20	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)		(0.14)	0.73		0.49	(0.34)	(0.20)
Total from investment operations	(0.37)		(0.02)	0.92		0.72	(0.14)	(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.17)	(0.23)		(0.26)	(0.22)	(0.19)
Distributions from net realized gains	-		(0.07)	(-	)(b)	-	-	-
Total dividends and distributions	(0.08)		(0.24)	(0.23)		(0.26)	(0.22)	(0.19)
Net asset value, end of period	$10.07		$10.52	$10.78		$10.09	$9.63	$9.99
Total Return(c):	(3.58)%		(0.22)%	9.23%		7.63%	(1.39)%	(0.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20		$21	$18		$16	$15	$11
Average net assets (000)	$20		$18	$17		$15	$13	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.95	%(f)	0.95%	0.95%		0.95%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	41.45	%(f)	55.36%	102.99%		89.73%	113.11%	1.40%
Net investment income (loss)	1.12	%(f)	1.13%	1.80%		2.41%	1.99%	1.46%
Portfolio turnover rate(g)(h)	70%		117%	90%		69%	172%	314%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Class Z Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.53		$10.78	$10.09		$9.63	$9.99	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.25		0.28	0.24	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.44)		(0.14)	0.73		0.49	(0.33)	(0.19)
Total from investment operations	(0.35)		0.05	0.98		0.77	(0.09)	-
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.29)		(0.31)	(0.27)	(0.24)
Distributions from net realized gains	-		(0.07)	(-	)(b)	-	-	-
Total dividends and distributions	(0.11)		(0.30)	(0.29)		(0.31)	(0.27)	(0.24)
Net asset value, end of period	$10.07		$10.53	$10.78		$10.09	$9.63	$9.99
Total Return(c):	(3.36)%		0.41%	9.98%		8.17%	(0.90)%	0.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$260,262		$276,537	$282,256		$162,803	$101,369	$82,297
Average net assets (000)	$274,261		$285,073	$220,426		$115,704	$84,455	$113,324
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.33	%(f)	0.33%	0.35%		0.44%	0.45%	0.45%
Expenses before waivers and/or expense reimbursement	0.46	%(f)	0.46%	0.49%		0.53%	0.52%	0.61%
Net investment income (loss)	1.73	%(f)	1.76%	2.38%		2.92%	2.48%	1.89%
Portfolio turnover rate(g)(h)	70%		117%	90%		69%	172%	314%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund    75

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2022		2021	2020		2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.53		$ 10.79	$10.10		$9.64	$9.99	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.25		0.29	0.25	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.44)		(0.15)	0.73		0.49	(0.32)	(0.22)
Total from investment operations	(0.35)		0.04	0.98		0.78	(0.07)	-
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.29)		(0.32)	(0.28)	(0.24)
Distributions from net realized gains	-		(0.07)	(-	)(b)	-	-	-
Total dividends and distributions	(0.11)		(0.30)	(0.29)		(0.32)	(0.28)	(0.24)
Net asset value, end of period	$10.07		$ 10.53	$10.79		$10.10	$9.64	$9.99
Total Return(c):	(3.36)%		0.42%	10.00%		8.12%	(0.74)%	0.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,147,204		$944,968	$716,750		$367,985	$290,530	$201,345
Average net assets (000)	$1,039,111		$836,649	$595,755		$309,110	$254,525	$83,714
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.32	%(f)	0.32%	0.33%		0.39%	0.40%	0.40%
Expenses before waivers and/or expense reimbursement	0.35	%(f)	0.36%	0.38%		0.44%	0.45%	0.53%
Net investment income (loss)	1.73	%(f)	1.76%	2.39%		2.97%	2.54%	2.22%
Portfolio turnover rate(g)(h)	70%		117%	90%		69%	172%	314%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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Notes to Financial Statements   (unaudited)

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Core Bond Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Core Bond Fund    77

Notes to Financial Statements   (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach

78

when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held

PGIM Core Bond Fund    79

Notes to Financial Statements   (unaudited) (continued)

at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears

80

the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in

PGIM Core Bond Fund    81

Notes to Financial Statements   (unaudited) (continued)

the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This

82

potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

PGIM Core Bond Fund    83

Notes to Financial Statements   (unaudited) (continued)

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

84

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Core Bond Fund    85

Notes to Financial Statements   (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions from net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises each subadviser’s performance of such services.

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The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.32% of the Fund’s average daily net assets up to $10 billion; and 0.31% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.32% for the reporting period ended January 31, 2022.

The Manager has contractually agreed, through November 30, 2022, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class A shares, 1.45% of average daily net assets for Class C shares, 0.95% of average daily net assets for Class R shares, 0.33% of average daily net assets for Class Z shares, and 0.32% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%,1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through November 30, 2022 to limit such fees to 0.50% of the average daily net assets of the Class R shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

PGIM Core Bond Fund    87

Notes to Financial Statements   (unaudited) (continued)

For the reporting period ended January 31, 2022, PIMS received $95,070 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2022, PIMS received $12,224 and $104 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were $1,079,893,520 and $913,856,335, respectively.

88

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$37,204,247	$418,862,575	$456,066,822	$—	$—	$—	—	$39,198

PGIM Institutional Money Market Fund(1)(b)(wa)
11,307,424	61,146,014	51,788,364	(884)	(755)	20,663,435	20,677,910	4,566	(2)

$48,511,671	$480,008,589	$507,855,186	$(884)	$(755)	$20,663,435		$43,764

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2022 were as follows:

Tax Basis	$1,643,755,650

Gross Unrealized Appreciation	17,253,818
Gross Unrealized Depreciation	(32,426,535)

Net Unrealized Depreciation	$(15,172,717)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October losses of approximately $3,042,000 as having been incurred in the following fiscal year (July 31, 2022).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a

PGIM Core Bond Fund    89

Notes to Financial Statements   (unaudited) (continued)

contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share.

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R	1,164	58.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	85.9%

90

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended January 31, 2022:
Shares sold	2,289,957	$23,706,493
Shares issued in reinvestment of dividends and distributions	173,386	1,790,850
Shares purchased	(5,770,973)	(59,510,024)

Net increase (decrease) in shares outstanding before conversion	(3,307,630)	(34,012,681)
Shares issued upon conversion from other share class(es)	88,673	919,796
Shares purchased upon conversion into other share class(es)	(125,095)	(1,294,179)

Net increase (decrease) in shares outstanding	(3,344,052)	$(34,387,064)

Year ended July 31, 2021:
Shares sold	8,926,376	$94,433,452
Shares issued in reinvestment of dividends and distributions	474,951	5,018,631
Shares purchased	(5,511,907)	(58,456,810)

Net increase (decrease) in shares outstanding before conversion	3,889,420	40,995,273
Shares issued upon conversion from other share class(es)	139,306	1,473,392
Shares purchased upon conversion into other share class(es)	(317,962)	(3,358,209)

Net increase (decrease) in shares outstanding	3,710,764	$39,110,456

Class C

Six months ended January 31, 2022:
Shares sold	24,902	$259,363
Shares issued in reinvestment of dividends and distributions	3,325	34,350
Shares purchased	(113,693)	(1,169,983)

Net increase (decrease) in shares outstanding before conversion	(85,466)	(876,270)
Shares purchased upon conversion into other share class(es)	(17,501)	(182,017)

Net increase (decrease) in shares outstanding	(102,967)	$(1,058,287)

Year ended July 31, 2021:
Shares sold	252,640	$2,685,467
Shares issued in reinvestment of dividends and distributions	13,847	146,838
Shares purchased	(266,933)	(2,820,952)

Net increase (decrease) in shares outstanding before conversion	(446)	11,353
Shares purchased upon conversion into other share class(es)	(68,504)	(724,499)

Net increase (decrease) in shares outstanding	(68,950)	$(713,146)

Class R

Six months ended January 31, 2022:
Shares sold	14	$144
Shares issued in reinvestment of dividends and distributions	14	148
Shares purchased	(1)	(9)

Net increase (decrease) in shares outstanding	27	$283

Year ended July 31, 2021:
Shares sold	250	$2,600
Shares issued in reinvestment of dividends and distributions	38	400
Shares purchased	(1)	(13)

Net increase (decrease) in shares outstanding	287	$2,987

PGIM Core Bond Fund    91

Notes to Financial Statements   (unaudited) (continued)

Class Z	Shares	Amount

Six months ended January 31, 2022:
Shares sold	3,563,080	$36,862,775
Shares issued in reinvestment of dividends and distributions	268,290	2,768,458
Shares purchased	(4,292,046)	(44,241,790)

Net increase (decrease) in shares outstanding before conversion	(460,676)	(4,610,557)
Shares issued upon conversion from other share class(es)	186,397	1,939,154
Shares purchased upon conversion into other share class(es)	(154,617)	(1,613,191)

Net increase (decrease) in shares outstanding	(428,896)	$(4,284,594)

Year ended July 31, 2021:
Shares sold	14,015,709	$148,099,618
Shares issued in reinvestment of dividends and distributions	712,925	7,534,049
Shares purchased	(14,007,668)	(147,779,761)

Net increase (decrease) in shares outstanding before conversion	720,966	7,853,906
Shares issued upon conversion from other share class(es)	307,551	3,255,441
Shares purchased upon conversion into other share class(es)	(932,129)	(9,665,079)

Net increase (decrease) in shares outstanding	96,388	$1,444,268

Class R6

Six months ended January 31, 2022:
Shares sold	31,989,864	$330,106,522
Shares issued in reinvestment of dividends and distributions	1,044,836	10,776,029
Shares purchased	(8,920,546)	(92,001,509)

Net increase (decrease) in shares outstanding before conversion	24,114,154	248,881,042
Shares issued upon conversion from other share class(es)	131,796	1,375,928
Shares purchased upon conversion into other share class(es)	(109,671)	(1,145,491)

Net increase (decrease) in shares outstanding	24,136,279	$249,111,479

Year ended July 31, 2021:
Shares sold	33,556,714	$354,121,135
Shares issued in reinvestment of dividends and distributions	2,241,425	23,673,170
Shares purchased	(13,368,148)	(140,505,798)

Net increase (decrease) in shares outstanding before conversion	22,429,991	237,288,507
Shares issued upon conversion from other share class(es)	934,590	9,683,316
Shares purchased upon conversion into other share class(es)	(62,796)	(664,362)

Net increase (decrease) in shares outstanding	23,301,785	$246,307,461

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

92

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be

PGIM Core Bond Fund    93

Notes to Financial Statements   (unaudited) (continued)

subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as

94

“duration risk. ”When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads,

PGIM Core Bond Fund    95

Notes to Financial Statements   (unaudited) (continued)

increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which

96

the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U. S. Government securities may be affected by changes in the credit rating of the U. S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

PGIM Core Bond Fund    97

Notes to Financial Statements   (unaudited) (continued)

related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

98

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Core Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and the Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORE BOND FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	TPCAX	TPCCX	TPCRX	TAIBX	TPCQX

CUSIP	875921769	875921751	875921736	875921801	875921744

MF226E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2022